PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 100.1%
Common Stocks 59.0%
Aerospace & Defense 0.8%
AerSale Corp.*	6,500	$105,430
BAE Systems PLC (United Kingdom)	13,340	137,781
Bharat Electronics Ltd. (India)	41,076	49,563
General Dynamics Corp.	11,350	2,816,048
HEICO Corp.	800	122,912
Kongsberg Gruppen ASA (Norway)	1,239	52,737
Lockheed Martin Corp.	7,027	3,418,565
Moog, Inc. (Class A Stock)	1,800	157,968
Parsons Corp.*	3,100	143,375
V2X, Inc.*	1,480	61,109
		7,065,488
Air Freight & Logistics 0.3%
FedEx Corp.	15,750	2,727,900
Hub Group, Inc. (Class A Stock)*	500	39,745
Radiant Logistics, Inc.*	10,239	52,117
		2,819,762
Airlines 0.5%
Alaska Air Group, Inc.*	49,300	2,116,942
Delta Air Lines, Inc.*	35,050	1,151,743
Frontier Group Holdings, Inc.*	16,050	164,833
SkyWest, Inc.*	3,660	60,427
Southwest Airlines Co.*	3,100	104,377
Turk Hava Yollari AO (Turkey)*	23,799	179,276
United Airlines Holdings, Inc.*	8,000	301,600
		4,079,198
Auto Components 0.4%
Adient PLC*	6,400	222,016
BorgWarner, Inc.	60,550	2,437,137
Dana, Inc.	3,700	55,981
Goodyear Tire & Rubber Co. (The)*	19,250	195,388
Hyundai Mobis Co. Ltd. (South Korea)	3,930	623,370
Visteon Corp.*	2,050	268,202
		3,802,094
Automobiles 1.2%
Astra International Tbk PT (Indonesia)	728,500	266,594

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
BYD Co. Ltd. (China) (Class H Stock)	27,500	$674,685
Ford Motor Co.	11,450	133,163
General Motors Co.	69,700	2,344,708
Kia Corp. (South Korea)	12,551	590,531
Mahindra & Mahindra Ltd. (India)	28,930	435,534
Mitsubishi Motors Corp. (Japan)*	15,000	56,964
Nissan Motor Co. Ltd. (Japan)	12,600	39,431
Stellantis NV	54,290	771,481
Subaru Corp. (Japan)	3,100	46,934
Suzuki Motor Corp. (Japan)	14,400	461,194
Tesla, Inc.*	40,850	5,031,903
Toyota Motor Corp. (Japan)	8,270	112,824
		10,965,946
Banks 3.5%
Amalgamated Financial Corp.	900	20,736
Ameris Bancorp	2,500	117,850
ANZ Group Holdings Ltd. (Australia)	22,557	363,369
Associated Banc-Corp.	2,200	50,798
Atlantic Union Bankshares Corp.	1,000	35,140
Banc of California, Inc.	2,200	35,046
Banco do Brasil SA (Brazil)	93,600	605,538
Bank Leumi Le-Israel BM (Israel)	73,952	615,932
Bank Mandiri Persero Tbk PT (Indonesia)	181,000	115,423
Bank of America Corp.	93,600	3,100,032
Bank of Chengdu Co. Ltd. (China) (Class A Stock)	51,300	113,195
Bank of China Ltd. (China) (Class H Stock)	409,000	148,029
Bank of Communications Co. Ltd. (China) (Class H Stock)	221,000	126,831
Bank of Georgia Group PLC (Georgia)	10,814	338,219
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	152,200	160,124
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	2,698	80,427
BankUnited, Inc.	1,200	40,764
Barclays PLC (United Kingdom)	401,218	763,443
Cathay General Bancorp	2,200	89,738
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	120,000	53,103
China Construction Bank Corp. (China) (Class H Stock)	216,000	135,084
China Merchants Bank Co. Ltd. (China) (Class H Stock)	20,500	113,444
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	220,700	112,506
Citigroup, Inc.	70,200	3,175,146
Citizens Financial Group, Inc.	21,500	846,455
Civista Bancshares, Inc.	1,900	41,819
CNB Financial Corp.	4,976	118,379
Coastal Financial Corp.*	800	38,016

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Commonwealth Bank of Australia (Australia)	658	$45,701
Customers Bancorp, Inc.*	1,360	38,542
DBS Group Holdings Ltd. (Singapore)	39,900	1,009,933
DNB Bank ASA (Norway)	36,442	719,734
Enterprise Financial Services Corp.	1,600	78,336
Eurobank Ergasias Services and Holdings SA (Greece)*	112,988	127,265
Financial Institutions, Inc.	6,952	169,351
First BanCorp. (Puerto Rico)	10,250	130,380
First Internet Bancorp	4,388	106,541
First Interstate BancSystem, Inc. (Class A Stock)	300	11,595
Haci Omer Sabanci Holding A/S (Turkey)	354,080	854,710
Hana Financial Group, Inc. (South Korea)	21,901	729,284
Hancock Whitney Corp.	5,650	273,404
Hanmi Financial Corp.	1,200	29,700
Heartland Financial USA, Inc.	4,280	199,534
Hope Bancorp, Inc.	2,620	33,562
Horizon Bancorp, Inc.	4,300	64,844
Industrial Bank Co. Ltd. (China) (Class A Stock)	68,600	174,023
ING Groep NV (Netherlands)	20,541	250,213
JPMorgan Chase & Co.	20,324	2,725,448
Lloyds Banking Group PLC (United Kingdom)	1,485,064	810,420
Metropolitan Bank Holding Corp.*	300	17,601
MidWestOne Financial Group, Inc.	4,983	158,210
National Bank Holdings Corp. (Class A Stock)	1,200	50,484
NatWest Group PLC (United Kingdom)	116,202	370,595
Nordea Bank Abp (Finland)	46,282	495,771
OFG Bancorp (Puerto Rico)	10,537	290,400
Old National Bancorp	11,400	204,972
Old Second Bancorp, Inc.	4,318	69,261
Origin Bancorp, Inc.	800	29,360
Orrstown Financial Services, Inc.	787	18,227
Oversea-Chinese Banking Corp. Ltd. (Singapore)	79,800	725,864
Peoples Bancorp, Inc.	400	11,300
Ping An Bank Co. Ltd. (China) (Class A Stock)	95,500	181,075
Primis Financial Corp.	3,180	37,683
QCR Holdings, Inc.	1,473	73,120
RBB Bancorp	2,400	50,040
Renasant Corp.	2,000	75,180
Royal Bank of Canada (Canada)	900	84,616
Sberbank of Russia PJSC (Russia)*^	202,510	—
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	148,000	155,474
Shanghai Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	57,200	48,571
Shinhan Financial Group Co. Ltd. (South Korea)	4,584	127,616

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Simmons First National Corp. (Class A Stock)	1,700	$36,686
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	11,138	128,230
Stellar Bancorp, Inc.	3,000	88,380
Swedbank AB (Sweden) (Class A Stock)	39,741	675,957
Towne Bank	600	18,504
Truist Financial Corp.	41,850	1,800,805
Trustmark Corp.	400	13,964
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	558,106	382,035
U.S. Bancorp	16,450	717,384
Valley National Bancorp	17,710	200,300
Wells Fargo & Co.	104,570	4,317,695
Woori Financial Group, Inc. (South Korea)	5,229	47,769
		31,840,235
Beverages 1.2%
Coca-Cola Co. (The)	75,300	4,789,833
Coca-Cola Consolidated, Inc.	540	276,674
Constellation Brands, Inc. (Class A Stock)	1,800	417,150
Heineken Holding NV (Netherlands)	1,111	85,803
Heineken NV (Netherlands)	1,296	122,073
National Beverage Corp.*	460	21,404
PepsiCo, Inc.	29,750	5,374,635
Primo Water Corp.	5,500	85,470
		11,173,042
Biotechnology 1.3%
AbbVie, Inc.	17,655	2,853,225
Amgen, Inc.	900	236,376
Amicus Therapeutics, Inc.*	8,700	106,227
Catalyst Pharmaceuticals, Inc.*	17,570	326,802
Cerevel Therapeutics Holdings, Inc.*	5,000	157,700
Daan Gene Co. Ltd. (China) (Class A Stock)	18,400	41,319
Eagle Pharmaceuticals, Inc.*	2,980	87,105
Eiger BioPharmaceuticals, Inc.*	8,500	10,030
Emergent BioSolutions, Inc.*	7,364	86,969
Geron Corp.*	9,000	21,780
Gilead Sciences, Inc.	37,639	3,231,308
Horizon Therapeutics PLC*	3,500	398,300
ImmunoGen, Inc.*	31,100	154,256
Immunovant, Inc.*	4,500	79,875
Insmed, Inc.*	8,600	171,828
IVERIC bio, Inc.*	700	14,987
Keros Therapeutics, Inc.*	1,000	48,020

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	1,400	$20,972
Kodiak Sciences, Inc.*	1,600	11,456
MacroGenics, Inc.*	6,100	40,931
MiMedx Group, Inc.*	14,350	39,893
Organogenesis Holdings, Inc.*	28,100	75,589
PTC Therapeutics, Inc.*	4,780	182,453
REGENXBIO, Inc.*	600	13,608
Vanda Pharmaceuticals, Inc.*	18,327	135,436
Vaxcyte, Inc.*	1,200	57,540
Veracyte, Inc.*	10,650	252,724
Vertex Pharmaceuticals, Inc.*	9,350	2,700,093
Vir Biotechnology, Inc.*	6,900	174,639
		11,731,441
Building Products 0.1%
AAON, Inc.	1,600	120,512
Griffon Corp.	2,100	75,159
Nibe Industrier AB (Sweden) (Class B Stock)	11,388	106,293
Resideo Technologies, Inc.*	5,200	85,540
UFP Industries, Inc.	3,327	263,665
		651,169
Capital Markets 1.4%
3i Group PLC (United Kingdom)	38,112	614,645
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	6,058	118,117
Bank of New York Mellon Corp. (The)	22,900	1,042,408
BGC Partners, Inc. (Class A Stock)	55,000	207,350
Brookfield Asset Management Ltd. (Canada) (Class A Stock)*	3,400	97,355
Brookfield Corp. (Canada)	6,700	210,699
Charles Schwab Corp. (The)	37,050	3,084,783
CI Financial Corp. (Canada)	5,400	53,880
Deutsche Bank AG (Germany)	54,458	612,193
Goldman Sachs Group, Inc. (The)	10,660	3,660,431
Julius Baer Group Ltd. (Switzerland)	1,058	61,577
Macquarie Group Ltd. (Australia)	1,807	203,989
Morgan Stanley	18,450	1,568,619
Piper Sandler Cos.	900	117,171
StoneX Group, Inc.*	1,600	152,480
TMX Group Ltd. (Canada)	500	50,044
Virtu Financial, Inc. (Class A Stock)	16,050	327,581
Virtus Investment Partners, Inc.	840	160,810
		12,344,132

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals 0.9%
AdvanSix, Inc.	4,400	$167,288
Albemarle Corp.	4,650	1,008,399
CF Industries Holdings, Inc.	1,800	153,360
China BlueChemical Ltd. (China) (Class H Stock)	418,000	98,832
Diversey Holdings Ltd.*	6,000	25,560
Ecovyst, Inc.*	11,850	104,991
Elkem ASA (Norway), 144A*	76,736	276,197
Ingevity Corp.*	200	14,088
Koppers Holdings, Inc.	500	14,100
Kronos Worldwide, Inc.	3,100	29,140
Kumho Petrochemical Co. Ltd. (South Korea)	3,113	310,217
Linde PLC (United Kingdom)	1,000	326,180
Livent Corp.*	7,200	143,064
Lotte Chemical Titan Holding Bhd (Malaysia), 144A	295,000	95,001
LyondellBasell Industries NV (Class A Stock)	29,300	2,432,779
Mativ Holdings, Inc.	500	10,450
Mosaic Co. (The)	4,700	206,189
Nutrien Ltd. (Canada)	2,600	189,815
OCI NV (Netherlands)	1,080	38,613
Petronas Chemicals Group Bhd (Malaysia)	311,400	608,317
SABIC Agri-Nutrients Co. (Saudi Arabia)	16,329	637,371
Sasol Ltd. (South Africa)	3,056	48,770
Sherwin-Williams Co. (The)	500	118,665
Solvay SA (Belgium)	2,240	226,478
Valhi, Inc.	2,200	48,400
Valvoline, Inc.	3,800	124,070
Yara International ASA (Brazil)	12,500	548,962
		8,005,296
Commercial Services & Supplies 0.0%
BrightView Holdings, Inc.*	4,600	31,694
Brink’s Co. (The)	200	10,742
CoreCivic, Inc.*	2,900	33,524
Deluxe Corp.	700	11,886
Harsco Corp.*	9,700	61,013
Interface, Inc.	2,700	26,649
Matthews International Corp. (Class A Stock)	400	12,176
SP Plus Corp.*	2,100	72,912
		260,596
Communications Equipment 0.8%
Arista Networks, Inc.*	12,950	1,571,482
Aviat Networks, Inc.*	800	24,952

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment (cont’d.)
Calix, Inc.*	4,350	$297,671
Cisco Systems, Inc.	99,887	4,758,617
CommScope Holding Co., Inc.*	7,300	53,655
Extreme Networks, Inc.*	2,300	42,113
NetScout Systems, Inc.*	4,759	154,715
		6,903,205
Construction & Engineering 0.2%
Arcosa, Inc.	500	27,170
Comfort Systems USA, Inc.	500	57,540
EMCOR Group, Inc.	2,600	385,086
Fluor Corp.*	800	27,728
Greentown Management Holdings Co. Ltd. (China), 144A	156,000	119,370
Primoris Services Corp.	3,700	81,178
Sterling Infrastructure, Inc.*	1,600	52,480
Valmont Industries, Inc.	600	198,402
Vinci SA (France)	5,052	503,619
		1,452,573
Construction Materials 0.2%
Eagle Materials, Inc.	13,050	1,733,692
Summit Materials, Inc. (Class A Stock)*	7,940	225,417
		1,959,109
Consumer Finance 0.1%
American Express Co.	3,100	458,025
Capital One Financial Corp.	1,900	176,624
Enova International, Inc.*	5,600	214,872
LendingClub Corp.*	4,600	40,480
Navient Corp.	5,300	87,185
Synchrony Financial	9,300	305,598
		1,282,784
Containers & Packaging 0.4%
Berry Global Group, Inc.	13,850	836,955
Greif, Inc. (Class A Stock)	3,630	243,428
O-I Glass, Inc.*	4,200	69,594
Pactiv Evergreen, Inc.	4,800	54,528
Westrock Co.	64,550	2,269,578
		3,474,083

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Distributors 0.1%
LKQ Corp.	10,500	$560,805
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	3,500	124,250
Chegg, Inc.*	5,400	136,458
Laureate Education, Inc. (Class A Stock)	3,600	34,632
MegaStudyEdu Co. Ltd. (South Korea)*	1,787	113,104
Perdoceo Education Corp.*	5,800	80,620
Universal Technical Institute, Inc.*	5,600	37,632
Vivint Smart Home, Inc.*	9,000	107,100
		633,796
Diversified Financial Services 0.8%
A-Mark Precious Metals, Inc.	400	13,892
Berkshire Hathaway, Inc. (Class B Stock)*	17,174	5,305,049
Cannae Holdings, Inc.*	1,880	38,822
ECN Capital Corp. (Canada)	89,500	183,759
Element Fleet Management Corp. (Canada)	44,800	610,458
Investor AB (Sweden) (Class A Stock)	2,562	47,665
Jackson Financial, Inc. (Class A Stock)	1,300	45,227
ORIX Corp. (Japan)	39,200	627,461
		6,872,333
Diversified Telecommunication Services 0.9%
AT&T, Inc.	215,350	3,964,593
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	312,393	535,913
China Tower Corp. Ltd. (China) (Class H Stock), 144A	1,232,000	132,202
Deutsche Telekom AG (Germany)	26,273	522,743
Globalstar, Inc.*	15,450	20,549
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	12,250	92,243
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	18,950	144,020
Ooredoo QPSC (Qatar)	68,790	174,697
Proximus SADP (Belgium)	3,960	38,233
Saudi Telecom Co. (Saudi Arabia)	31,222	303,828
Spark New Zealand Ltd. (New Zealand)	13,780	47,180
Telekom Malaysia Bhd (Malaysia)	77,800	95,331
Verizon Communications, Inc.	43,290	1,705,626
		7,777,158
Electric Utilities 0.8%
ALLETE, Inc.	2,000	129,020
Avangrid, Inc.	11,650	500,717

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Centrais Eletricas Brasileiras SA (Brazil)	5,600	$44,513
CESC Ltd. (India)	100,630	92,798
CPFL Energia SA (Brazil)	28,200	177,231
Edison International	9,200	585,304
Entergy Corp.	9,850	1,108,125
Exelon Corp.	60,238	2,604,089
Inter RAO UES PJSC (Russia)^	4,433,000	6
NRG Energy, Inc.	11,250	357,975
Otter Tail Corp.	1,780	104,504
Power Grid Corp. of India Ltd. (India)	255,315	658,254
SSE PLC (United Kingdom)	31,320	644,156
		7,006,692
Electrical Equipment 0.4%
Acuity Brands, Inc.	700	115,927
Array Technologies, Inc.*	3,500	67,655
Atkore, Inc.*	2,910	330,052
Encore Wire Corp.	1,730	237,979
Fujikura Ltd. (Japan)	51,600	387,879
Hubbell, Inc.	8,150	1,912,642
Idec Corp. (Japan)	2,500	55,161
LG Energy Solution Ltd. (South Korea)*	147	50,665
Shoals Technologies Group, Inc. (Class A Stock)*	4,000	98,680
Sunrun, Inc.*	23,800	571,676
Thermon Group Holdings, Inc.*	2,800	56,224
WEG SA (Brazil)	7,800	56,661
		3,941,201
Electronic Equipment, Instruments & Components 0.3%
AT&S Austria Technologie & Systemtechnik AG (Austria)	1,650	56,594
Belden, Inc.	2,300	165,370
BH Co. Ltd. (South Korea)*	3,068	54,656
Citizen Watch Co. Ltd. (Japan)	14,000	62,859
Compeq Manufacturing Co. Ltd. (Taiwan)	237,000	341,911
Corning, Inc.	3,600	114,984
Daeduck Electronics Co. Ltd./New (South Korea)	2,626	39,596
Delta Electronics, Inc. (Taiwan)	21,000	194,670
Gold Circuit Electronics Ltd. (Taiwan)*	139,900	393,070
Hon Hai Precision Industry Co. Ltd. (Taiwan)	64,000	207,439
LG Innotek Co. Ltd. (South Korea)	2,654	535,255
Macnica Holdings, Inc. (Japan)	1,700	40,229
PC Connection, Inc.	500	23,450
Samsung SDI Co. Ltd. (South Korea)	224	105,177

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Sanmina Corp.*	5,230	$299,627
ScanSource, Inc.*	3,880	113,374
TD SYNNEX Corp.	1,800	170,478
TTM Technologies, Inc.*	2,400	36,192
Unimicron Technology Corp. (Taiwan)	28,000	108,701
		3,063,632
Energy Equipment & Services 0.6%
Archrock, Inc.	2,200	19,756
Bristow Group, Inc.*	2,800	75,964
Halliburton Co.	70,200	2,762,370
Helmerich & Payne, Inc.	300	14,871
Liberty Energy, Inc. (Class A Stock)	8,100	129,681
Newpark Resources, Inc.*	6,700	27,805
NexTier Oilfield Solutions, Inc.*	21,950	202,818
Patterson-UTI Energy, Inc.	4,200	70,728
ProPetro Holding Corp.*	12,150	125,996
RPC, Inc.	21,750	193,357
Schlumberger Ltd.	26,000	1,389,960
Select Energy Services, Inc. (Class A Stock)	2,700	24,948
TETRA Technologies, Inc.*	21,150	73,179
U.S. Silica Holdings, Inc.*	4,200	52,500
		5,163,933
Entertainment 0.9%
Electronic Arts, Inc.	4,000	488,720
GungHo Online Entertainment, Inc. (Japan)*	28,800	465,179
Lions Gate Entertainment Corp. (Class A Stock)*	13,750	78,513
Lions Gate Entertainment Corp. (Class B Stock)*	17,950	97,468
Marcus Corp. (The)	1,600	23,024
MIXI, Inc. (Japan)	7,200	134,311
NetEase, Inc. (China)	7,000	101,528
Netflix, Inc.*	9,250	2,727,640
Tencent Music Entertainment Group (China), ADR*	10,000	82,800
Walt Disney Co. (The)*	42,950	3,731,496
		7,930,679
Equity Real Estate Investment Trusts (REITs) 1.1%
American Assets Trust, Inc.	400	10,600
American Tower Corp.	1,900	402,534
Americold Realty Trust, Inc.	17,150	485,516
Apple Hospitality REIT, Inc.	19,650	310,077

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Artis Real Estate Investment Trust (Canada)	19,200	$127,764
Braemar Hotels & Resorts, Inc.	4,000	16,440
Chatham Lodging Trust	4,900	60,123
DiamondRock Hospitality Co.	26,200	214,578
Diversified Healthcare Trust	45,550	29,462
Equinix, Inc.	1,200	786,036
Franklin Street Properties Corp.	33,421	91,239
Goodman Group (Australia)	51,999	611,527
Hersha Hospitality Trust (Class A Stock)	9,300	79,236
Hudson Pacific Properties, Inc.	34,650	337,144
Industrial Logistics Properties Trust	2,800	9,156
iStar, Inc.	12,650	96,520
Kilroy Realty Corp.	8,700	336,429
Kite Realty Group Trust	4,800	101,040
Klepierre SA (France)*	4,240	97,862
National Health Investors, Inc.	1,600	83,552
Paramount Group, Inc.	14,850	88,209
Park Hotels & Resorts, Inc.	13,850	163,292
Pebblebrook Hotel Trust	8,000	107,120
Piedmont Office Realty Trust, Inc. (Class A Stock)	2,960	27,143
Public Storage	5,550	1,555,054
RLJ Lodging Trust	6,900	73,071
Ryman Hospitality Properties, Inc.	1,300	106,314
Safehold, Inc.	949	27,160
SBA Communications Corp.	2,200	616,682
Service Properties Trust	20,150	146,894
Simon Property Group, Inc.	1,800	211,464
Ventas, Inc.	31,700	1,428,085
Weyerhaeuser Co.	30,300	939,300
Xenia Hotels & Resorts, Inc.	7,100	93,578
		9,870,201
Food & Staples Retailing 0.8%
Albertson’s Cos., Inc. (Class A Stock)	78,150	1,620,831
Alimentation Couche-Tard, Inc. (Canada)	16,200	711,891
Cencosud SA (Chile)	88,350	145,445
Costco Wholesale Corp.	2,950	1,346,675
George Weston Ltd. (Canada)	300	37,221
Koninklijke Ahold Delhaize NV (Netherlands)	28,613	822,660
Kroger Co. (The)	21,150	942,867
Loblaw Cos. Ltd. (Canada)	7,500	663,146
Metro, Inc. (Canada)	1,200	66,443
Sprouts Farmers Market, Inc.*	2,200	71,214
United Natural Foods, Inc.*	5,800	224,518

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
Walmart, Inc.	6,300	$893,277
Woolworths Group Ltd. (Australia)	1,876	42,839
		7,589,027
Food Products 1.2%
Archer-Daniels-Midland Co.	23,700	2,200,545
Bunge Ltd.	1,700	169,609
Conagra Brands, Inc.	4,400	170,280
First Pacific Co. Ltd. (Indonesia)	836,000	249,016
Hershey Co. (The)	3,300	764,181
Indofood Sukses Makmur Tbk PT (Indonesia)	106,800	46,167
JBS SA	111,800	467,129
Mondelez International, Inc. (Class A Stock)	7,300	486,545
Mowi ASA (Norway)	1,980	33,740
Nestle SA	7,993	923,267
Pilgrim’s Pride Corp.*	44,250	1,050,052
Post Holdings, Inc.*	5,500	496,430
Tongwei Co. Ltd. (China) (Class A Stock)	7,200	40,028
TreeHouse Foods, Inc.*	4,800	237,024
Tyson Foods, Inc. (Class A Stock)	37,150	2,312,587
Vital Farms, Inc.*	2,900	43,268
WH Group Ltd. (Hong Kong), 144A	70,000	40,827
Wilmar International Ltd. (China)	235,600	733,983
		10,464,678
Gas Utilities 0.2%
Beijing Enterprises Holdings Ltd. (China)	46,000	146,869
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	650	25,285
GAIL India Ltd. (India)	245,105	284,627
New Jersey Resources Corp.	1,400	69,468
Northwest Natural Holding Co.	2,900	138,011
Spire, Inc.	300	20,658
UGI Corp.	31,500	1,167,705
		1,852,623
Health Care Equipment & Supplies 1.1%
Abbott Laboratories	25,520	2,801,841
Avanos Medical, Inc.*	5,100	138,006
Axogen, Inc.*	2,500	24,950
Axonics, Inc.*	600	37,518
Baxter International, Inc.	9,000	458,730
Becton, Dickinson & Co.	800	203,440

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Dexcom, Inc.*	18,550	$2,100,602
Haemonetics Corp.*	1,600	125,840
Inogen, Inc.*	2,000	39,420
Inspire Medical Systems, Inc.*	50	12,594
Integer Holdings Corp.*	2,800	191,688
iRhythm Technologies, Inc.*	400	37,468
Lantheus Holdings, Inc.*	4,450	226,772
Medtronic PLC	26,100	2,028,492
Merit Medical Systems, Inc.*	4,650	328,383
NuVasive, Inc.*	300	12,372
SD Biosensor, Inc. (South Korea)	2,250	53,881
Shockwave Medical, Inc.*	1,280	263,181
Silk Road Medical, Inc.*	1,300	68,705
TaiDoc Technology Corp. (Taiwan)*	9,000	54,097
ViewRay, Inc.*	2,800	12,544
Zimmer Biomet Holdings, Inc.	5,500	701,250
		9,921,774
Health Care Providers & Services 2.1%
AdaptHealth Corp.*	1,300	24,986
Alignment Healthcare, Inc.*	16,050	188,748
Bangkok Chain Hospital PCL (Thailand)	264,300	156,483
BML, Inc. (Japan)	10,700	271,440
Brookdale Senior Living, Inc.*	18,050	49,277
Bumrungrad Hospital PCL (Thailand)	15,000	91,765
Castle Biosciences, Inc.*	900	21,186
Centene Corp.*	2,300	188,623
Chularat Hospital PCL (Thailand)	1,070,000	113,676
Cigna Corp.	12,250	4,058,915
CorVel Corp.*	400	58,132
CVS Health Corp.	38,350	3,573,836
Ensign Group, Inc. (The)	1,680	158,945
Fulgent Genetics, Inc.*	300	8,934
H.U. Group Holdings, Inc. (Japan)	8,500	185,652
ModivCare, Inc.*	1,500	134,595
Molina Healthcare, Inc.*	4,850	1,601,567
National HealthCare Corp.	300	17,850
OPKO Health, Inc.*	32,560	40,700
UnitedHealth Group, Inc.	14,460	7,666,403
		18,611,713
Health Care Technology 0.0%
Allscripts Healthcare Solutions, Inc.*	2,600	45,864

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology (cont’d.)
Computer Programs & Systems, Inc.*	1,800	$48,996
Evolent Health, Inc. (Class A Stock)*	5,400	151,632
Multiplan Corp.*	46,900	53,935
		300,427
Hotels, Restaurants & Leisure 1.3%
Accel Entertainment, Inc.*	4,200	32,340
Adventure, Inc. (Japan)	600	42,254
Aristocrat Leisure Ltd. (Australia)	27,010	556,563
Biglari Holdings, Inc. (Class B Stock)*	270	37,476
Bloomin’ Brands, Inc.	4,900	98,588
Booking Holdings, Inc.*	1,470	2,962,462
Century Casinos, Inc.*	13,850	97,365
Chipotle Mexican Grill, Inc.*	500	693,745
Chuy’s Holdings, Inc.*	500	14,150
Compass Group PLC (United Kingdom)	8,910	205,750
Dave & Buster’s Entertainment, Inc.*	3,100	109,864
Evolution AB (Sweden), 144A	421	41,007
Expedia Group, Inc.*	1,400	122,640
Golden Entertainment, Inc.*	800	29,920
Hilton Grand Vacations, Inc.*	4,200	161,868
Light & Wonder, Inc.*	3,950	231,470
Marriott International, Inc. (Class A Stock)	18,400	2,739,576
McDonald’s Corp.	1,220	321,507
ONE Group Hospitality, Inc. (The)*	1,700	10,710
Oriental Land Co. Ltd. (Japan)	1,900	276,496
RCI Hospitality Holdings, Inc.	587	54,702
Scandic Hotels Group AB (Sweden), 144A*	16,875	52,187
Starbucks Corp.	24,900	2,470,080
Texas Roadhouse, Inc.	1,100	100,045
Wingstop, Inc.	1,100	151,382
		11,614,147
Household Durables 0.1%
M/I Homes, Inc.*	1,700	78,506
Meritage Homes Corp.*	1,580	145,676
Taylor Morrison Home Corp.*	9,150	277,702
Tri Pointe Homes, Inc.*	2,000	37,180
		539,064
Household Products 0.8%
Colgate-Palmolive Co.	23,500	1,851,565

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products (cont’d.)
Kimberly-Clark Corp.	8,250	$1,119,938
Procter & Gamble Co. (The)	24,479	3,710,037
Reckitt Benckiser Group PLC (United Kingdom)	7,975	552,798
		7,234,338
Independent Power & Renewable Electricity Producers 0.4%
AES Corp. (The)	47,580	1,368,401
Clearway Energy, Inc. (Class A Stock)	1,600	47,872
Clearway Energy, Inc. (Class C Stock)	5,900	188,033
NTPC Ltd. (India)	184,973	371,996
Ormat Technologies, Inc.	600	51,888
Vistra Corp.	78,050	1,810,760
		3,838,950
Industrial Conglomerates 1.0%
3M Co.	22,800	2,734,176
CITIC Ltd. (China)	494,000	519,407
General Electric Co.	13,950	1,168,870
GS Holdings Corp. (South Korea)	1,768	61,355
Hitachi Ltd. (Japan)	5,400	271,708
Honeywell International, Inc.	10,950	2,346,585
Industries Qatar QSC (Qatar)	150,550	531,404
Jardine Matheson Holdings Ltd. (Hong Kong)	12,100	615,537
KOC Holding A/S (Turkey)	116,260	521,582
Mytilineos SA (Greece)	3,129	67,980
Samsung C&T Corp. (South Korea)	1,107	99,731
Smiths Group PLC (United Kingdom)	5,678	108,973
		9,047,308
Insurance 1.9%
Ambac Financial Group, Inc.*	1,200	20,928
American International Group, Inc.	29,600	1,871,904
Argo Group International Holdings Ltd.	2,000	51,700
AXA SA (France)	29,246	814,663
Bright Health Group, Inc.*	21,150	13,745
Chubb Ltd.	14,150	3,121,490
Coface SA (France)*	44,444	577,024
Dai-ichi Life Holdings, Inc. (Japan)	38,800	876,235
DB Insurance Co. Ltd. (South Korea)	1,020	52,872
eHealth, Inc.*	2,500	12,100
Employers Holdings, Inc.	2,100	90,573
Enstar Group Ltd.*	1,150	265,696

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada)	800	$473,897
Genworth Financial, Inc. (Class A Stock)*	43,750	231,438
Hartford Financial Services Group, Inc. (The)	14,950	1,133,658
Japan Post Holdings Co. Ltd. (Japan)	83,400	701,724
Japan Post Insurance Co. Ltd. (Japan)	3,100	54,520
Kinsale Capital Group, Inc.	660	172,603
NN Group NV (Netherlands)	14,925	610,316
Oscar Health, Inc. (Class A Stock)*	10,500	25,830
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	444,000	419,800
Poste Italiane SpA (Italy), 144A	4,720	46,051
Progressive Corp. (The)	21,900	2,840,649
Reinsurance Group of America, Inc.	6,800	966,212
Sampo OYJ (Finland) (Class A Stock)	12,870	672,194
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	690	109,186
SiriusPoint Ltd. (Bermuda)*	9,700	57,230
Stewart Information Services Corp.	200	8,546
Sun Life Financial, Inc. (Canada)	3,800	176,388
Zurich Insurance Group AG (Switzerland)	427	204,139
		16,673,311
Interactive Media & Services 2.0%
Alphabet, Inc. (Class A Stock)*	76,700	6,767,241
Alphabet, Inc. (Class C Stock)*	69,740	6,188,030
Cargurus, Inc.*	5,000	70,050
Meta Platforms, Inc. (Class A Stock)*	38,744	4,662,453
Outbrain, Inc.*	7,500	27,150
Tencent Holdings Ltd. (China)	12,700	538,485
TrueCar, Inc.*	23,600	59,236
Yelp, Inc.*	400	10,936
		18,323,581
Internet & Direct Marketing Retail 0.9%
Alibaba Group Holding Ltd. (China)*	11,900	130,578
Amazon.com, Inc.*	84,390	7,088,760
Duluth Holdings, Inc. (Class B Stock)*	6,100	37,698
Lands’ End, Inc.*	1,400	10,626
Pinduoduo, Inc. (China), ADR*	11,300	921,515
Qurate Retail, Inc. (Class A Stock)*	29,500	48,085
		8,237,262
IT Services 1.8%
Accenture PLC (Class A Stock)	4,680	1,248,811

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Automatic Data Processing, Inc.	12,250	$2,926,035
Capgemini SE (France)	723	120,868
CGI, Inc. (Canada)*	8,600	741,290
Change, Inc. (Japan)	3,900	63,948
Conduent, Inc.*	5,400	21,870
Edenred (France)	1,247	67,868
Fidelity National Information Services, Inc.	3,400	230,690
Gartner, Inc.*	700	235,298
Hackett Group, Inc. (The)	7,580	154,405
HCL Technologies Ltd. (India)	46,668	585,258
Information Services International-Dentsu Ltd. (Japan)	3,300	97,887
International Business Machines Corp.	8,544	1,203,764
Mastercard, Inc. (Class A Stock)	10,150	3,529,459
Payoneer Global, Inc.*	20,050	109,674
Paysafe Ltd.*	4,900	68,061
Sabre Corp.*	2,600	16,068
SS&C Technologies Holdings, Inc.	8,000	416,480
StoneCo Ltd. (Brazil) (Class A Stock)*	3,700	34,928
TTEC Holdings, Inc.	1,400	61,782
Visa, Inc. (Class A Stock)	22,455	4,665,251
		16,599,695
Leisure Products 0.0%
GOLFZON Co. Ltd. (South Korea)*	1,575	141,642
Malibu Boats, Inc. (Class A Stock)*	2,900	154,570
MasterCraft Boat Holdings, Inc.*	5,159	133,463
		429,675
Life Sciences Tools & Services 0.6%
Adaptive Biotechnologies Corp.*	4,400	33,616
Avantor, Inc.*	38,550	813,019
Danaher Corp.	5,110	1,356,296
NeoGenomics, Inc.*	12,550	115,962
SomaLogic, Inc.*	13,950	35,015
Sotera Health Co.*	139,400	1,161,202
Syneos Health, Inc.*	3,800	139,384
Thermo Fisher Scientific, Inc.	2,883	1,587,639
		5,242,133
Machinery 1.3%
Altra Industrial Motion Corp.	960	57,360
Atlas Copco AB (Sweden) (Class A Stock)	18,086	214,290

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class B Stock)	8,224	$87,747
Caterpillar, Inc.	14,450	3,461,642
Daimler Truck Holding AG (Germany)*	18,980	583,478
Deere & Co.	2,200	943,272
Epiroc AB (Sweden) (Class A Stock)	3,175	57,814
Hillenbrand, Inc.	6,650	283,756
Hitachi Construction Machinery Co. Ltd. (Japan)	5,500	122,575
IDEX Corp.	2,300	525,159
Japan Steel Works Ltd. (The) (Japan)	5,100	100,186
Komatsu Ltd. (Japan)	29,900	646,262
Makino Milling Machine Co. Ltd. (Japan)	1,800	58,807
Mueller Industries, Inc.	4,150	244,850
PACCAR, Inc.	28,600	2,830,542
REV Group, Inc.	2,700	34,074
Standex International Corp.	1,000	102,410
Terex Corp.	5,400	230,688
Titan International, Inc.*	15,050	230,566
Trinity Industries, Inc.	500	14,785
Volvo AB (Sweden) (Class B Stock)	39,291	709,737
Wabash National Corp.	2,000	45,200
		11,585,200
Marine 0.3%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	328	734,262
D/S Norden A/S (Denmark)	2,470	148,854
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	79,600	420,703
Kuehne + Nagel International AG (Switzerland)	2,663	619,102
Orient Overseas International Ltd. (Hong Kong)	21,000	378,492
Safe Bulkers, Inc. (Greece)	9,600	27,936
SITC International Holdings Co. Ltd. (China)	15,000	33,247
Yang Ming Marine Transport Corp. (Taiwan)	91,000	193,306
		2,555,902
Media 0.2%
Advantage Solutions, Inc.*	10,050	20,904
Cheil Worldwide, Inc. (South Korea)	22,621	413,177
Comcast Corp. (Class A Stock)	5,893	206,078
Gray Television, Inc.	3,860	43,193
Informa PLC (United Kingdom)	7,800	58,186
Publicis Groupe SA (France)	10,797	689,738
WPP PLC (United Kingdom)	63,315	625,552
		2,056,828

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 0.8%
African Rainbow Minerals Ltd. (South Africa)	14,628	$247,176
Alpha Metallurgical Resources, Inc.	500	73,195
Anglo American Platinum Ltd. (South Africa)	3,024	252,373
BHP Group Ltd. (Australia)	32,620	1,010,468
BlueScope Steel Ltd. (Australia)	3,220	36,699
Commercial Metals Co.	900	43,470
Fortescue Metals Group Ltd. (Australia)	24,784	346,410
Glencore PLC (Australia)	47,554	317,121
Hindalco Industries Ltd. (India)	9,261	52,944
Iluka Resources Ltd. (Australia)	9,175	59,018
Koza Anadolu Metal Madencilik Isletmeleri A/S (Turkey)*	56,379	160,021
National Aluminium Co. Ltd. (India)	62,946	61,136
Nippon Steel Corp. (Japan)	40,000	694,046
Pacific Metals Co. Ltd. (Japan)	3,500	50,486
Polyus PJSC (Russia)*^	3,704	—
POSCO Holdings, Inc. (South Korea)	2,437	533,342
Rio Tinto Ltd. (Australia)	1,960	154,694
Ryerson Holding Corp.	3,900	118,014
Schnitzer Steel Industries, Inc. (Class A Stock)	1,900	58,235
Sibanye Stillwater Ltd. (South Africa)	106,125	281,362
SSAB AB (Sweden) (Class A Stock)	59,670	326,481
SunCoke Energy, Inc.	4,000	34,520
Tata Steel Ltd. (India)	434,534	591,839
Tokyo Steel Manufacturing Co. Ltd. (Japan)	27,600	248,024
Vale SA (Brazil)	17,700	299,874
Vedanta Ltd. (India)	66,105	246,037
West African Resources Ltd. (Australia)*	629,919	509,572
		6,806,557
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Apollo Commercial Real Estate Finance, Inc.	1,200	12,912
BrightSpire Capital, Inc.	2,000	12,460
Chimera Investment Corp.	2,400	13,200
Granite Point Mortgage Trust, Inc.	4,000	21,440
Ladder Capital Corp.	3,800	38,152
Rithm Capital Corp.	25,600	209,152
TPG RE Finance Trust, Inc.	14,670	99,609
		406,925
Multiline Retail 0.3%
Dollar General Corp.	8,850	2,179,312

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail (cont’d.)
Dollarama, Inc. (Canada)	10,600	$619,951
Europris ASA (Norway), 144A	6,933	48,567
		2,847,830
Multi-Utilities 0.5%
Dominion Energy, Inc.	11,100	680,652
DTE Energy Co.	1,800	211,554
E.ON SE (Germany)	80,339	798,731
Engie SA (France)	60,059	859,209
NorthWestern Corp.	1,800	106,812
Sempra Energy	11,950	1,846,753
Unitil Corp.	300	15,408
		4,519,119
Oil, Gas & Consumable Fuels 3.0%
Adaro Energy Indonesia Tbk PT (Indonesia)	161,700	40,055
ARC Resources Ltd. (Canada)	3,400	45,827
Berry Corp.	11,850	94,800
California Resources Corp.	3,400	147,934
Chevron Corp.	21,400	3,841,086
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	249,500	718,730
Chord Energy Corp.	1,850	253,099
Civitas Resources, Inc.	1,100	63,723
Coal India Ltd. (India)	212,961	579,350
ConocoPhillips	30,000	3,540,000
CONSOL Energy, Inc.	4,250	276,250
Cosmo Energy Holdings Co. Ltd. (Japan)	4,800	127,057
Diamondback Energy, Inc.	5,400	738,612
Eni SpA (Italy)	11,928	169,610
Equinor ASA (Norway)	21,634	777,532
Exxon Mobil Corp.	53,600	5,912,080
Imperial Oil Ltd. (Canada)	12,400	603,973
Indo Tambangraya Megah Tbk PT (Indonesia)	18,900	47,468
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	33,800	44,564
LUKOIL PJSC (Russia)^	10,297	—
Marathon Petroleum Corp.	23,000	2,676,970
Murphy Oil Corp.	8,050	346,230
PBF Energy, Inc. (Class A Stock)	300	12,234
Petroleo Brasileiro SA (Brazil)	19,400	102,872
Pioneer Natural Resources Co.	600	137,034
Rosneft Oil Co. PJSC (Russia)^	31,520	—
SFL Corp. Ltd. (Norway)	3,300	30,426
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	63,600	170,522

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Shell PLC (Netherlands)	36,955	$1,041,792
SM Energy Co.	7,350	256,000
Suncor Energy, Inc. (Canada)	15,900	504,361
Talos Energy, Inc.*	3,000	56,640
Valero Energy Corp.	25,600	3,247,616
Whitehaven Coal Ltd. (Australia)	18,712	119,213
World Fuel Services Corp.	1,349	36,868
Yankuang Energy Group Co. Ltd. (China) (Class H Stock)	12,000	36,500
		26,797,028
Paper & Forest Products 0.1%
Suzano SA (Brazil)	54,800	505,973
Sylvamo Corp.	4,100	199,219
		705,192
Personal Products 0.2%
Chlitina Holding Ltd. (China)	88,000	567,856
elf Beauty, Inc.*	4,450	246,085
Haleon PLC*	59,393	234,995
Herbalife Nutrition Ltd.*	7,300	108,624
Unilever PLC (United Kingdom)	12,852	648,870
		1,806,430
Pharmaceuticals 3.2%
Amneal Pharmaceuticals, Inc.*	11,950	23,781
Amphastar Pharmaceuticals, Inc.*	1,900	53,238
Astellas Pharma, Inc. (Japan)	9,100	138,371
AstraZeneca PLC (United Kingdom)	2,183	295,402
Bayer AG (Germany)	12,053	620,369
Bristol-Myers Squibb Co.	25,820	1,857,749
China Medical System Holdings Ltd. (China)	263,000	411,539
Chugai Pharmaceutical Co. Ltd. (Japan)	18,700	476,977
CSPC Pharmaceutical Group Ltd. (China)	46,800	48,722
Eli Lilly & Co.	2,800	1,024,352
GSK PLC	47,514	821,196
Harmony Biosciences Holdings, Inc.*	1,900	104,690
Intra-Cellular Therapies, Inc.*	1,200	63,504
Ipsen SA (France)	4,309	463,479
Jazz Pharmaceuticals PLC*	5,300	844,343
Johnson & Johnson	26,069	4,605,089
Merck & Co., Inc.	53,100	5,891,445
Merck KGaA (Germany)	4,379	844,886

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Novartis AG (Switzerland)	10,041	$908,685
Novo Nordisk A/S (Denmark) (Class B Stock)	8,374	1,137,320
Ono Pharmaceutical Co. Ltd. (Japan)	1,800	42,072
Pfizer, Inc.	95,100	4,872,924
Phibro Animal Health Corp. (Class A Stock)	2,300	30,843
Prestige Consumer Healthcare, Inc.*	3,910	244,766
Roche Holding AG	3,251	1,021,586
Sanofi (France)	12,718	1,226,353
Shionogi & Co. Ltd. (Japan)	1,400	69,850
SIGA Technologies, Inc.	14,450	106,352
Sun Pharmaceutical Industries Ltd. (India)	33,350	403,302
		28,653,185
Professional Services 0.5%
Alight, Inc. (Class A Stock)*	1,300	10,868
Arcadis NV (Netherlands)	3,302	130,002
Barrett Business Services, Inc.	200	18,656
CoStar Group, Inc.*	22,300	1,723,344
Insperity, Inc.	2,000	227,200
Korn Ferry	4,300	217,666
Leidos Holdings, Inc.	7,800	820,482
Randstad NV (Netherlands)	840	51,326
TriNet Group, Inc.*	1,700	115,260
TrueBlue, Inc.*	2,100	41,118
Wolters Kluwer NV (Netherlands)	6,688	699,801
		4,055,723
Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc.*	5,600	35,784
Cushman & Wakefield PLC*	4,300	53,578
Emaar Properties PJSC (United Arab Emirates)	335,595	533,908
Forestar Group, Inc.*	2,600	40,066
KE Holdings, Inc. (China), ADR*	3,000	41,880
Longfor Group Holdings Ltd. (China), 144A	148,000	455,421
Newmark Group, Inc. (Class A Stock)	11,750	93,648
Opendoor Technologies, Inc.*	216,400	251,024
		1,505,309
Road & Rail 0.1%
CSX Corp.	32,500	1,006,850

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Daseke, Inc.*	3,800	$21,622
Ryder System, Inc.	3,100	259,067
		1,287,539
Semiconductors & Semiconductor Equipment 2.7%
Amkor Technology, Inc.	11,450	274,571
Analog Devices, Inc.	6,000	984,180
ASML Holding NV (Netherlands)	1,643	895,849
Axcelis Technologies, Inc.*	100	7,936
Broadcom, Inc.	9,230	5,160,770
Daqo New Energy Corp. (China), ADR*	1,200	46,332
Diodes, Inc.*	900	68,526
Enphase Energy, Inc.*	10,550	2,795,328
Impinj, Inc.*	2,000	218,360
Infineon Technologies AG (Germany)	24,424	742,292
Intel Corp.	127,618	3,372,944
Microchip Technology, Inc.	15,950	1,120,487
NVIDIA Corp.	14,950	2,184,793
NXP Semiconductors NV (China)	5,300	837,559
PDF Solutions, Inc.*	4,800	136,896
Photronics, Inc.*	10,900	183,447
QUALCOMM, Inc.	15,550	1,709,567
Semtech Corp.*	5,380	154,352
STMicroelectronics NV (Singapore)	19,529	693,984
SUMCO Corp. (Japan)	36,400	482,249
Synaptics, Inc.*	400	38,064
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	92,000	1,336,159
Ultra Clean Holdings, Inc.*	3,000	99,450
United Microelectronics Corp. (Taiwan)*	496,000	651,687
		24,195,782
Software 4.1%
ACI Worldwide, Inc.*	2,600	59,800
Adeia, Inc.	6,100	57,828
Adobe, Inc.*	12,768	4,296,815
Agilysys, Inc.*	1,400	110,796
Box, Inc. (Class A Stock)*	8,050	250,597
Check Point Software Technologies Ltd. (Israel)*	1,000	126,160
CommVault Systems, Inc.*	1,600	100,544
Dassault Systemes SE (France)	18,360	660,220
Ebix, Inc.	2,000	39,920
EngageSmart, Inc.*	6,800	119,680
Microsoft Corp.	90,866	21,791,484

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
N-able, Inc.*	1,400	$14,392
OneSpan, Inc.*	4,300	48,117
Oracle Corp.	1,598	130,621
Paycom Software, Inc.*	5,150	1,598,096
PowerSchool Holdings, Inc. (Class A Stock)*	4,200	96,936
Progress Software Corp.	3,800	191,710
Qualys, Inc.*	700	78,561
Roper Technologies, Inc.	5,950	2,570,935
Salesforce, Inc.*	2,900	384,511
Sapiens International Corp. NV (Israel)	1,200	22,176
ServiceNow, Inc.*	1,700	660,059
SolarWinds Corp.*	8,200	76,752
SPS Commerce, Inc.*	576	73,976
Sumo Logic, Inc.*	1,700	13,770
Synopsys, Inc.*	8,750	2,793,787
Upland Software, Inc.*	11,000	78,430
Verint Systems, Inc.*	5,600	203,168
WiseTech Global Ltd. (Australia)	1,586	54,546
Yext, Inc.*	2,400	15,672
		36,720,059
Specialty Retail 1.0%
Aaron’s Co., Inc. (The)	2,300	27,485
Aritzia, Inc. (Canada)*	9,300	325,225
Asbury Automotive Group, Inc.*	1,550	277,838
Bath & Body Works, Inc.	38,850	1,637,139
Chico’s FAS, Inc.*	8,300	40,836
Container Store Group, Inc. (The)*	5,500	23,705
Fast Retailing Co. Ltd. (Japan)	1,100	669,387
Group 1 Automotive, Inc.	400	72,148
Home Depot, Inc. (The)	6,108	1,929,273
Industria de Diseno Textil SA (Spain)	29,328	778,982
JB Hi-Fi Ltd. (Australia)	3,670	104,601
JD Sports Fashion PLC (United Kingdom)	133,030	202,156
Lowe’s Cos., Inc.	1,700	338,708
OneWater Marine, Inc. (Class A Stock)*	1,200	34,320
O’Reilly Automotive, Inc.*	800	675,224
TJX Cos., Inc. (The)	4,200	334,320
TravelCenters of America, Inc.*	3,200	143,296
Ulta Beauty, Inc.*	3,350	1,571,385
		9,186,028

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	174,704	$22,699,290
Hewlett Packard Enterprise Co.	35,050	559,398
Pure Storage, Inc. (Class A Stock)*	41,550	1,111,878
Samsung Electronics Co. Ltd. (South Korea)	11,316	496,696
Seiko Epson Corp. (Japan)	8,500	123,667
Super Micro Computer, Inc.*	3,650	299,665
Xerox Holdings Corp.	2,100	30,660
		25,321,254
Textiles, Apparel & Luxury Goods 0.7%
Burberry Group PLC (United Kingdom)	2,160	52,514
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	7,158	928,106
G-III Apparel Group Ltd.*	2,000	27,420
Hermes International (France)	556	860,606
HUGO BOSS AG (Germany)	2,340	135,276
Lululemon Athletica, Inc.*	5,750	1,842,185
LVMH Moet Hennessy Louis Vuitton SE (France)	1,345	978,747
Mavi Giyim Sanayi Ve Ticaret A/S (Turkey) (Class B Stock), 144A	35,508	251,161
Oxford Industries, Inc.	600	55,908
Page Industries Ltd. (India)	84	43,422
PVH Corp.	16,250	1,147,088
Raymond Ltd. (India)	4,850	86,073
Youngone Corp. (South Korea)*	1,898	70,839
		6,479,345
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.	1,700	66,096
Helia Group Ltd. (Australia)	233,190	435,153
Mr. Cooper Group, Inc.*	2,600	104,338
NMI Holdings, Inc. (Class A Stock)*	11,650	243,485
PennyMac Financial Services, Inc.	300	16,998
Radian Group, Inc.	2,400	45,768
		911,838
Tobacco 0.5%
Altria Group, Inc.	16,950	774,785
British American Tobacco PLC (United Kingdom)	25,392	1,004,461
Imperial Brands PLC (United Kingdom)	30,236	753,213
ITC Ltd. (India)	15,652	62,651
Japan Tobacco, Inc. (Japan)	30,173	608,295
Philip Morris International, Inc.	6,800	688,228
Scandinavian Tobacco Group A/S (Denmark), 144A	25,315	444,954

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Tobacco (cont’d.)
Turning Point Brands, Inc.	700	$15,141
Vector Group Ltd.	1,800	21,348
		4,373,076
Trading Companies & Distributors 0.6%
Ashtead Group PLC (United Kingdom)	2,088	118,608
Boise Cascade Co.	3,260	223,864
GMS, Inc.*	4,590	228,582
H&E Equipment Services, Inc.	500	22,700
ITOCHU Corp. (Japan)	5,800	181,962
LX International Corp. (South Korea)	1,898	51,132
Marubeni Corp. (Japan)	61,200	701,104
Mitsubishi Corp. (Japan)	22,700	736,951
MRC Global, Inc.*	3,800	44,004
Russel Metals, Inc. (Canada)	5,500	116,906
Sumitomo Corp. (Japan)	47,500	789,597
Titan Machinery, Inc.*	4,200	166,866
Toyota Tsusho Corp. (Japan)	1,100	40,463
Univar Solutions, Inc.*	4,700	149,460
Veritiv Corp.	1,500	182,565
W.W. Grainger, Inc.	1,000	556,250
WESCO International, Inc.*	7,300	913,960
		5,224,974
Transportation Infrastructure 0.0%
Shanghai International Port Group Co. Ltd. (China) (Class A Stock)	211,800	163,287
Water Utilities 0.1%
American Water Works Co., Inc.	7,200	1,097,424
Artesian Resources Corp. (Class A Stock)	1,705	99,879
SJW Group	1,000	81,190
		1,278,493
Wireless Telecommunication Services 0.2%
Intelsat Emergence SA (Luxembourg)*	4,218	102,076
Mobile Telecommunications Co. KSCP (Kuwait)	94,950	174,974
Telephone & Data Systems, Inc.	11,450	120,110

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services (cont’d.)
T-Mobile US, Inc.*	6,500	$910,000
Turkcell Iletisim Hizmetleri A/S (Turkey)	30,980	62,465
		1,369,625

Total Common Stocks (cost $450,788,718)		529,962,817
Exchange-Traded Fund 0.3%
iShares MSCI EAFE ETF(a) (cost $2,386,667)	40,100	2,632,164
Preferred Stocks 0.2%
Automobiles 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	4,084	222,725
Banks 0.0%
Citigroup Capital XIII, 10.785%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	3,000	85,200
Capital Markets 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	5,000	117,550
Electric Utilities 0.1%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	108,939	225,379
Metals & Mining 0.0%
Gerdau SA (Brazil) (PRFC)	10,000	54,968
Oil, Gas & Consumable Fuels 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	137,600	638,420
Technology Hardware, Storage & Peripherals 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	4,320	173,117

Total Preferred Stocks (cost $1,491,990)		1,517,359

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Units	Value
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	440	$4,194
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	440	871
		5,065

	Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities 6.1%
Automobiles 0.9%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class C	3.360%	02/18/25	107	106,533
Series 2019-02, Class C	2.740	04/18/25	252	249,813
Series 2019-03, Class C	2.320	07/18/25	800	785,652
Series 2020-02, Class D	2.130	03/18/26	100	93,605
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A	4.000	03/20/25	300	294,935
Series 2020-01A, Class A, 144A	2.330	08/20/26	500	462,675
Series 2020-02A, Class A, 144A	2.020	02/20/27	100	90,623
Series 2021-02A, Class C, 144A	2.350	02/20/28	500	413,471
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C	1.320	07/15/25	51	50,890
Series 2020-03A, Class D	1.730	07/15/26	100	96,342
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33	180	157,787
Series 2021-02, Class D, 144A	2.600	05/15/34	300	256,534

Hertz Vehicle Financing III LLC, Series 2022-01A, Class C, 144A	2.630	06/25/26	100	88,739
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27	700	609,249
Series 2021-02A, Class B, 144A	2.120	12/27/27	100	85,694

Hertz Vehicle Financing LLC, Series 2022-02A, Class B, 144A	2.650	06/26/28	100	85,698
JPMorgan Chase Bank, NA,
Series 2020-02, Class D, 144A	1.487	02/25/28	164	160,607
Series 2021-02, Class D, 144A	1.138	12/26/28	129	122,982
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,280	1,228,506
Series 2021-01A, Class C, 144A	1.420	07/14/28	500	424,662
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	213	207,721

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
Santander Bank Auto Credit-Linked Notes, (cont’d.)
Series 2022-C, Class E, 144A	11.366%	12/15/32		300	$300,041
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		100	97,397
Series 2020-03, Class D	1.640	11/16/26		400	383,486
Series 2020-04, Class D	1.480	01/15/27		300	286,253
Series 2021-01, Class D	1.130	11/16/26		800	755,679
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170	12/15/25		308	306,546
Series 2019-A, Class C	2.380	12/15/25		200	197,692
					8,399,812
Collateralized Debt Obligations 0.1%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.257(c)	01/15/37		900	875,365
MF1 Ltd. (Cayman Islands), Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.176(c)	02/19/37		500	480,743
					1,356,108
Collateralized Loan Obligations 4.1%
AlbaCore Euro CLO DAC (Ireland), Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.600(c)	07/15/35	EUR	2,000	2,066,170
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.363(c)	01/20/32		1,500	1,463,219
Barings Loan Partners CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.343(c)	01/20/34		2,100	2,044,727
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.720(c)	05/17/31		1,000	979,317
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.445(c)	04/30/31		1,000	988,906

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.671%(c)	05/22/32	EUR	1,500	$1,564,425
Series 14A, Class A2R, 144A	1.250	05/22/32	EUR	1,500	1,477,297

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.393(c)	04/20/34		1,350	1,315,842
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.334(c)	01/18/34		1,500	1,469,688
Series 2021-59A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.894(c)	01/18/34		1,000	960,988

Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.854(c)	09/01/31		2,500	2,457,650
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.293(c)	04/20/31		1,500	1,464,163
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.179(c)	07/16/31		4,000	3,946,833
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.259(c)	10/15/34		3,500	3,384,804
Sixth Street CLO Ltd. (Cayman Islands), Series 2021-19A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.343(c)	07/20/34		4,000	3,895,423
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.243(c)	10/20/32		3,500	3,436,576
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	5.443(c)	07/20/31		250	245,712
Trinitas Euro CLO DAC (Ireland), Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	5.128(c)	04/15/35	EUR	2,750	2,850,271
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	5.443(c)	10/20/31		500	486,328
					36,498,339

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans 0.5%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	200	$138,903
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		100	87,005
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28		686	665,899
Series 2021-01A, Class A, 144A	1.900	11/20/31		700	593,901

Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		200	190,338
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32		135	134,042
Series 2020-02A, Class A, 144A	1.750	09/14/35		400	349,428
Series 2022-02A, Class D, 144A	6.550	10/14/34		800	765,215

Oportun Funding XIV LLC, Series 2021-A, Class B, 144A	1.760	03/08/28		300	277,851
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		721	715,246
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		400	364,891
					4,282,719
Credit Cards 0.1%
Newday Funding Master Issuer PLC (United Kingdom), Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)	4.123(c)	07/15/29	GBP	100	118,901
Newday Partnership Funding PLC (United Kingdom), Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	4.331(c)	11/15/28	GBP	465	557,745
					676,646
Equipment 0.0%
MMAF Equipment Finance LLC, Series 2017-B, Class A5, 144A	2.720	06/15/40		374	363,618
Manufactured Housing 0.0%
Towd Point Mortgage Trust, Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58		39	38,126

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other 0.2%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.126%(c)	10/16/23		100	$93,087
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.189(c)	06/25/24		1,400	1,309,893
					1,402,980
Residential Mortgage-Backed Securities 0.0%
Countrywide Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.139(c)	03/25/34		23	22,407
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	3.895(c)	09/27/75	EUR	399	409,090
					431,497
Student Loans 0.2%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42		106	97,266
Series 2018-AGS, Class A1, 144A	3.210	02/25/44		84	78,120
Series 2018-CGS, Class A1, 144A	3.870	02/25/46		34	32,682
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42		17	16,589
Series 2018-B, Class A2FX, 144A	3.540	05/26/43		36	35,811
Series 2019-A, Class A2FX, 144A	2.730	10/25/48		57	55,777
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42		37	37,058
Series 2018-CA, Class A2, 144A	3.520	06/16/42		43	42,013
Series 2019-CA, Class A2, 144A	3.130	02/15/68		120	113,243
SoFi Professional Loan Program LLC,
Series 2019-B, Class A2FX, 144A	3.090	08/17/48		161	150,942
Series 2019-C, Class A2FX, 144A	2.370	11/16/48		306	284,569

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340%	08/25/47	99	$96,121
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	414	374,790
				1,414,981

Total Asset-Backed Securities (cost $57,485,486)				54,864,826
Commercial Mortgage-Backed Securities 5.7%
BANK,
Series 2017-BNK04, Class A3	3.362	05/15/50	995	922,627
Series 2020-BN26, Class A3	2.155	03/15/63	1,800	1,483,198

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK03, Class XB, IO	0.586(cc)	02/15/50	40,575	877,365
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4	4.047	12/15/51	1,351	1,270,843
Series 2020-C07, Class XB, IO	0.987(cc)	04/15/53	4,900	287,722
Benchmark Mortgage Trust,
Series 2019-B13, Class A3	2.701	08/15/57	1,800	1,545,859
Series 2020-B17, Class A4	2.042	03/15/53	650	533,446
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	7.100(c)	10/15/36	1,275	1,214,660
Series 2021-ACNT, Class E, 144A, 1 Month LIBOR + 2.197% (Cap N/A, Floor 2.197%)	6.515(c)	11/15/38	1,000	942,324

BX Trust, Series 2021-LGCY, Class F, 144A, 1 Month LIBOR + 1.949% (Cap N/A, Floor 1.949%)	6.267(c)	10/15/36	1,350	1,213,565
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class XCP, IO, 144A	0.620(cc)	03/15/35	476,980	604,381
CFK Trust,
Series 2020-MF02, Class B, 144A	2.792	03/15/39	1,200	1,029,095
Series 2020-MF02, Class C, 144A	2.995	03/15/39	1,500	1,251,402
Series 2020-MF02, Class D, 144A	3.349	03/15/39	900	738,253
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	127	123,777
Series 2015-GC29, Class A3	2.935	04/10/48	385	363,778
Series 2015-P01, Class A4	3.462	09/15/48	600	568,892
Series 2019-GC41, Class A4	2.620	08/10/56	3,600	3,055,997
Series 2020-GC46, Class A4	2.477	02/15/53	1,400	1,168,517

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust,
Series 2014-CR18, Class A4	3.550%	07/15/47	332	$321,566
Series 2014-UBS04, Class A4	3.420	08/10/47	700	676,918
Series 2015-LC21, Class A3	3.445	07/10/48	596	564,866

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	6.968(c)	05/15/36	1,766	1,687,587
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	1,600	1,437,437
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3	3.231	06/15/57	649	616,983
Series 2017-C08, Class A3	3.127	06/15/50	774	695,206

Deutsche Bank Commercial Mortgage Trust, Series 2016-C01, Class A3A	3.015	05/10/49	705	656,317
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.346(cc)	03/25/26	2,151	74,741
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4	3.136	02/10/48	368	352,928
Series 2021-GSA03, Class XB, IO	0.625(cc)	12/15/54	35,000	1,653,432
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	800	667,710
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.000%)	5.568(c)	09/15/29	602	583,867
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3	3.451	07/15/50	584	555,260
Series 2015-C25, Class A4	3.372	10/15/48	700	662,685
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3	2.531	08/15/49	1,269	1,141,185
Series 2019-H06, Class A3	3.158	06/15/52	1,250	1,106,839
Series 2020-L04, Class A2	2.449	02/15/53	3,600	2,991,821

MTN Commercial Mortgage Trust, Series 2022-LPFL, Class E, 144A, 1 Month SOFR + 4.289% (Cap N/A, Floor 4.289%)	8.625(c)	03/15/39	1,100	1,035,301
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,422	1,309,952
Series 2018-C08, Class A4	3.983	02/15/51	1,650	1,541,714
Series 2018-C09, Class A3	3.854	03/15/51	400	372,800
Series 2018-C14, Class A3	4.180	12/15/51	930	876,190
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class A4	3.498	07/15/58	800	763,416
Series 2016-C33, Class A3	3.162	03/15/59	907	847,754
Series 2016-C34, Class A3	2.834	06/15/49	800	753,682
Series 2016-C35, Class A3	2.674	07/15/48	1,161	1,061,873

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2016-NXS06, Class A3	2.642%	11/15/49	1,500	$1,378,861
Series 2017-C38, Class A4	3.190	07/15/50	676	618,210
Series 2018-C46, Class A3	3.888	08/15/51	1,050	993,119
Series 2018-C48, Class A4	4.037	01/15/52	1,707	1,608,327
Series 2019-C52, Class A3	2.631	08/15/52	2,500	2,375,254

Total Commercial Mortgage-Backed Securities (cost $57,452,604)				51,179,502
Corporate Bonds 14.8%
Aerospace & Defense 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,860	1,690,594
Sr. Unsec’d. Notes	3.750	02/01/50	515	354,990
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	475	439,555
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	375	362,813
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	260	257,327
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	425	413,049

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	99	96,049
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	210	209,685
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	235	225,207
				4,049,269
Agriculture 0.3%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	620	411,411
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.557	08/15/27	410	373,341
BAT International Finance PLC (United Kingdom), Gtd. Notes	4.448	03/16/28	1,410	1,303,032
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	400	347,140
				2,434,924
Airlines 0.1%
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575	07/15/29	150	133,912

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	04/29/26	63	$60,571
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	260	257,040
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	53	49,220
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	260	242,157
Sr. Sec’d. Notes, 144A	4.625	04/15/29	60	52,363
				795,263
Auto Manufacturers 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	350	253,221
Sr. Unsec’d. Notes	5.291	12/08/46	135	103,815

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.900	02/16/28	425	351,177
General Motors Co.,
Sr. Unsec’d. Notes	4.875	10/02/23	155	154,854
Sr. Unsec’d. Notes	5.000	04/01/35	1,085	933,758
Sr. Unsec’d. Notes	6.250	10/02/43	95	88,029
Sr. Unsec’d. Notes	6.600	04/01/36	80	78,455

General Motors Financial Co., Inc., Gtd. Notes	3.950	04/13/24	616	603,869
				2,567,178
Auto Parts & Equipment 0.1%
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	250	231,839
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	2.450	06/15/30	350	289,939
				521,778
Banks 3.9%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875	01/11/29	200	186,225
Banco Santander SA (Spain), Sr. Unsec’d. Notes	1.849	03/25/26	200	176,849

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125%(ff)	06/20/24(oo)	350	$326,223
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	665	511,954
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	160	147,355
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	215	185,037
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	85	84,683
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,835	1,713,065
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	115	104,463
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	350	326,921
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	2,290	1,833,467
Sub. Notes, MTN	4.450	03/03/26	365	357,603

Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	0.625	07/09/24	660	618,228
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	170	169,769
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	1,075	838,171
Sr. Unsec’d. Notes	3.650	03/16/25	200	191,966
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	375,713
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	750	625,939
Sr. Unsec’d. Notes, 144A	3.132(ff)	01/20/33	685	538,468

BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	250	186,942
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	100	89,201
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,290	1,074,171
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	185	146,080
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	880	711,798
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	280	226,087
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	290	266,345
Sr. Unsec’d. Notes	3.700	01/12/26	200	192,437
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,500	1,401,935
Sub. Notes	4.400	06/10/25	767	752,871
Sub. Notes	4.450	09/29/27	195	186,261
Sub. Notes	4.750	05/18/46	55	45,499
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	495	340,643
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	495	433,930

Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.961(ff)	11/26/25	245	234,129

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Discover Bank, Sr. Unsec’d. Notes	4.250%	03/13/26	315	$301,293
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	290	234,819
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	395	328,649
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	465	360,466
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	1,405	1,119,668
Sr. Unsec’d. Notes	3.750	02/25/26	50	48,187
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	190	172,860
Sr. Unsec’d. Notes	3.850	01/26/27	410	390,378
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	95	88,484
Sub. Notes	6.750	10/01/37	275	292,889
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	345	317,067
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	1,290	1,145,426
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	1,005	884,548
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	375	300,015
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	110	99,573
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	495	402,404
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	145	129,768
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	1,591	1,488,150
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	796	737,354
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	85	81,031
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	250	235,025
Sub. Notes	3.875	09/10/24	90	88,037

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	300	278,592
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	1,005	770,002
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	45	44,916
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,173	1,073,582
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	370	358,318
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	240	224,058
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	215	168,041
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	485	393,354
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	1,536	1,411,806

Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	1,000	870,546
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	310	305,505
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%	8.366(c)	03/15/23(oo)	63	63,062

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
State Street Corp., (cont’d.)
Sub. Notes	2.200%	03/03/31	960	$767,436

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	3.127(ff)	06/03/32	405	305,976
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	2,500	2,204,791
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	1,025	847,763
				34,934,267
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	150	141,416
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	825	822,227
				963,643
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	3.000	01/15/52	600	385,652
Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.750	03/01/28	550	502,965
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	300	245,747
				748,712
Chemicals 0.3%
CF Industries, Inc., Gtd. Notes	5.375	03/15/44	150	134,584
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42	20	16,536
Sr. Unsec’d. Notes	9.400	05/15/39	31	40,918

Huntsman International LLC, Sr. Unsec’d. Notes	4.500	05/01/29	1,650	1,482,624
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	200	177,210

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Sasol Financing USA LLC (South Africa), (cont’d.)
Gtd. Notes	5.875%	03/27/24		200	$195,000
Gtd. Notes	6.500	09/27/28		200	181,300
					2,228,172
Commercial Services 0.4%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		157	143,902
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		500	458,515
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		1,166	1,139,300
Gtd. Notes, 144A	7.000	10/15/37		20	21,791

Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		100	62,800
Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	930	804,678
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56		270	201,156
RELX Capital, Inc. (United Kingdom), Gtd. Notes	4.750	05/20/32		210	201,614
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52		279	195,978
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		55	36,420
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		200	163,371
Gtd. Notes	3.875	02/15/31		62	52,179

Yale University, Unsec’d. Notes, Series 2020	1.482	04/15/30		595	475,401
					3,957,105
Distribution/Wholesale 0.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		400	340,536
Diversified Financial Services 0.1%
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		120	98,178

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	6.000%	01/15/27	400	$358,783

OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	350	278,461
PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29	325	254,041
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28	200	202,988
				1,192,451
Electric 1.3%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350	10/01/36	115	122,856
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.950	05/15/37	120	124,160
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	200	178,748
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	150	129,257
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	225	189,541
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2	6.950	03/15/33	120	134,801
General Ref. Mortgage, Series Z	2.400	09/01/26	170	155,627

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	440	387,145
Commonwealth Edison Co., First Mortgage, Series 123	3.750	08/15/47	754	589,288
Dominion Energy, Inc., Jr. Sub. Notes	3.071	08/15/24	800	770,869
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	622	490,382
Duke Energy Carolinas LLC, First Mortgage	6.050	04/15/38	55	58,051
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	210	194,009
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	135	131,228
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	685	643,269
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.250	07/12/31	1,190	867,178

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400%	01/28/30	200	$162,413
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	315	297,679
Florida Power & Light Co., First Mortgage	5.950	10/01/33	60	63,455
Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	30	31,285
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	315	256,296
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	220,210
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	280	275,271
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	50	46,974
Gtd. Notes, 144A	3.375	02/15/29	50	40,369
Gtd. Notes, 144A	3.625	02/15/31	125	95,641
Gtd. Notes, 144A	3.875	02/15/32	100	75,395
Gtd. Notes, 144A	5.250	06/15/29	400	353,398
Ohio Power Co.,
Sr. Unsec’d. Notes	4.000	06/01/49	160	126,708
Sr. Unsec’d. Notes	4.150	04/01/48	175	142,485
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	260	176,040
First Mortgage	4.550	07/01/30	540	489,513

Public Service Co. of Colorado, First Mortgage	4.300	03/15/44	35	29,791
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800	05/01/37	125	130,049
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	230	193,413
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	250	189,121
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	2.875	07/15/29	1,135	998,761
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	200	182,322
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	650	621,597
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.625	02/15/27	600	573,017
Sr. Sec’d. Notes, 144A	3.550	07/15/24	645	618,971

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41		105	$91,497
					11,648,080
Electronics 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.750	12/01/24		1,200	1,187,272
Engineering & Construction 0.1%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	234,933
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	300	248,339
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		200	154,000
Sr. Sec’d. Notes, 144A	4.250	10/31/26		200	189,913
Sr. Sec’d. Notes, 144A	5.500	07/31/47		200	154,000

TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32		100	81,246
					1,062,431
Entertainment 0.2%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		168	69,651
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		175	172,567
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27		200	197,752
Sr. Sec’d. Notes, 144A	6.500	02/15/25		450	451,958

Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		225	229,762
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		265	203,785
Gtd. Notes, 144A	5.141	03/15/52		380	279,028
					1,604,503

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 0.4%
B&G Foods, Inc., Gtd. Notes	5.250%	09/15/27		325	$249,379
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	700	686,107
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	500	439,804
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/15/30		500	475,737
Kraft Heinz Foods Co., Gtd. Notes	5.200	07/15/45		465	428,480
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	66,361
Gtd. Notes, 144A	4.375	01/31/32		150	131,012

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	800	734,654
					3,211,534
Forest Products & Paper 0.0%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500	08/01/24		310	304,342
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		775	724,510
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47		200	160,904
NiSource, Inc.,
Sr. Unsec’d. Notes	3.490	05/15/27		548	516,522
Sr. Unsec’d. Notes	4.800	02/15/44		40	35,317

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		740	679,735
					2,116,988
Healthcare-Products 0.1%
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	385	278,545
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		350	282,086
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		75	59,608

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)

Medtronic Global Holdings SCA, Gtd. Notes	2.250%	03/07/39	EUR	100	$82,500
					702,739
Healthcare-Services 0.6%
Ascension Health, Sr. Unsec’d. Notes	3.945	11/15/46		795	661,357
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	2.375	03/01/28	EUR	800	693,958
Duke University Health System, Inc., Sr. Unsec’d. Notes, Series 2017	3.920	06/01/47		95	76,679
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42		45	40,934
Sr. Unsec’d. Notes	4.650	01/15/43		30	27,164
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		130	129,860
Gtd. Notes, MTN	7.750	07/15/36		400	438,126

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	2.200	06/01/30		360	288,190
IHC Health Services, Inc., Sec’d. Notes	4.131	05/15/48		480	394,672
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47		140	118,857
Unsec’d. Notes, Series 2021	2.810	06/01/41		495	358,873

MultiCare Health System, Unsec’d. Notes	2.803	08/15/50		280	165,309
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50		155	105,093
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31		1,155	925,317
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29		190	159,852
Unsec’d. Notes, Series H	2.746	10/01/26		50	46,680
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		250	224,341
Sr. Sec’d. Notes	4.625	07/15/24		196	191,563
Sr. Sec’d. Notes, 144A	4.375	01/15/30		300	259,918
					5,306,743

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875%	02/15/30	600	$463,500
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	675	548,438
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	500	469,808
Gtd. Notes, 144A	5.875	06/15/27	90	86,611
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	80	69,609

Toll Brothers Finance Corp., Gtd. Notes	4.350	02/15/28	1,650	1,506,082
				3,144,048
Insurance 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	115	75,630
Gtd. Notes, 144A	3.951	10/15/50	180	126,777
Gtd. Notes, 144A	4.569	02/01/29	350	328,048

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	110	107,959
Markel Corp., Sr. Unsec’d. Notes	5.000	03/30/43	25	21,459
New York Life Insurance Co., Sub. Notes, 144A	6.750	11/15/39	110	122,488
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	15	12,542
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	240	198,336
Sub. Notes, 144A	6.850	12/16/39	22	24,186
				1,017,425
Lodging 0.1%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	375	300,154
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	561	524,429
MGM Resorts International, Gtd. Notes	6.750	05/01/25	250	251,979
				1,076,562

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500%	01/01/30	50	$50,207
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	89	85,542
Xylem, Inc., Sr. Unsec’d. Notes	1.950	01/30/28	975	837,744
				973,493
Media 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	350	281,006
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	725	655,346
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52	290	182,909
Sr. Sec’d. Notes	5.375	05/01/47	120	94,554
Sr. Sec’d. Notes	6.384	10/23/35	110	107,427
Sr. Sec’d. Notes	6.484	10/23/45	172	155,876

Comcast Corp., Gtd. Notes	3.969	11/01/47	19	15,243
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	255	245,497
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	310	202,228
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	300	165,087

Diamond Sports Group LLC/Diamond Sports Finance Co., Sec’d. Notes, 144A (original cost $550,396; purchased 02/12/20)(a)(f)	5.375	08/15/26	550	65,482
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49	575	435,825
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	100	64,511
Gtd. Notes	7.375	07/01/28	100	70,680
Gtd. Notes	7.750	07/01/26	400	322,803

Paramount Global, Sr. Unsec’d. Notes	5.250	04/01/44	65	50,085
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	140	116,927
				3,231,486

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	280	$283,198
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32	200	183,522
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500	07/27/35	95	110,082
				576,802
Miscellaneous Manufacturing 0.1%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	450	416,447
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	935	765,942
				1,182,389
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750	01/06/23	70	69,965
Oil & Gas 0.9%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	225	223,431
Aker BP ASA (Norway), Gtd. Notes, 144A	3.100	07/15/31	450	366,085
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	79	96,451
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	125	122,673

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)	750	714,897
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47	318	287,175
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	125	120,657
Gtd. Notes, 144A	5.875	02/01/29	125	119,082

ConocoPhillips Co., Gtd. Notes	3.758	03/15/42	150	125,562
Continental Resources, Inc.,
Gtd. Notes	4.500	04/15/23	151	150,470
Gtd. Notes, 144A	2.875	04/01/32	550	408,381

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41		35	$32,700
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.875	09/18/23		353	350,176
Sr. Unsec’d. Notes	6.875	04/29/30		68	61,540

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		400	383,007
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		100	96,300
Sr. Sec’d. Notes, 144A	4.875	03/30/26		200	183,537
Sr. Sec’d. Notes, 144A	5.375	03/30/28		275	245,059

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35		120	106,832
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		50	44,678
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		125	111,864
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		50	42,444
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		150	128,867

MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		200	203,750
Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		200	204,039
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	230	240,660
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	180	150,628
Gtd. Notes	5.350	02/12/28		49	41,209
Gtd. Notes	6.490	01/23/27		61	55,693
Gtd. Notes	6.500	03/13/27		1,613	1,465,814
Gtd. Notes, EMTN	4.875	02/21/28	EUR	240	209,749
Gtd. Notes, MTN	6.750	09/21/47		133	84,705
Gtd. Notes, MTN	6.875	08/04/26		10	9,505

Phillips 66 Co., Gtd. Notes, 144A	3.550	10/01/26		360	337,576
QatarEnergy Trading LLC (Qatar), Sr. Unsec’d. Notes, 144A	3.125	07/12/41		210	160,558
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		870	819,880
					8,505,634

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900%	05/17/28		336	$313,848
Packaging & Containers 0.2%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32		780	646,979
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	918	655,956
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		200	177,574
					1,480,509
Pharmaceuticals 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25		315	307,069
Sr. Unsec’d. Notes	4.250	11/21/49		1,285	1,080,129
Sr. Unsec’d. Notes	4.500	05/14/35		235	218,774
Sr. Unsec’d. Notes	4.550	03/15/35		430	401,977
Sr. Unsec’d. Notes	4.700	05/14/45		250	223,321
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		150	72,768
Gtd. Notes, 144A	5.000	02/15/29		75	36,000
Gtd. Notes, 144A	5.250	01/30/30		50	23,896
Gtd. Notes, 144A(a)	5.250	02/15/31		350	168,791
Gtd. Notes, 144A	6.250	02/15/29		200	96,500
Gtd. Notes, 144A	7.000	01/15/28		250	121,250

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24		18	17,549
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.125	06/15/39		70	62,407
Cigna Corp., Gtd. Notes	4.500	02/25/26		967	952,981
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28		359	347,245
Sr. Unsec’d. Notes	4.780	03/25/38		90	82,464
Sr. Unsec’d. Notes	5.125	07/20/45		487	443,743
Sr. Unsec’d. Notes	5.300	12/05/43		45	42,148

Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	3.025	07/09/40		250	183,574

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Utah Acquisition Sub, Inc., Gtd. Notes	5.250%	06/15/46	800	$606,175
Viatris, Inc., Gtd. Notes	4.000	06/22/50	325	201,321
				5,690,082
Pipelines 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	03/01/27	350	330,673
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	10	8,216
Energy Transfer LP,
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	610	529,830
Sr. Unsec’d. Notes	4.950	06/15/28	210	202,839
Sr. Unsec’d. Notes	5.000	05/15/50	170	137,243
Sr. Unsec’d. Notes	5.300	04/15/47	500	418,315
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	220	145,183
Gtd. Notes	3.950	01/31/60	55	39,995
Gtd. Notes	4.200	01/31/50	345	271,887
Gtd. Notes	4.850	03/15/44	185	162,473

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.550	07/01/30	350	283,062
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	220	142,667
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	630	511,137
Sr. Unsec’d. Notes	4.500	04/15/38	175	147,085
Sr. Unsec’d. Notes	4.875	06/01/25	375	370,679
Sr. Unsec’d. Notes	4.950	03/14/52	520	427,006
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,002
Sr. Unsec’d. Notes	5.500	02/15/49	90	79,611

ONEOK Partners LP, Gtd. Notes	6.200	09/15/43	205	194,971
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	1,000	750,264
Gtd. Notes	4.950	07/13/47	50	40,584

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	165	154,005

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500%	01/15/28		275	$244,391
Gtd. Notes, 144A	6.000	12/31/30		125	108,722
Gtd. Notes, 144A	7.500	10/01/25		150	151,318
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		30	26,266
Sr. Sec’d. Notes, 144A	4.125	08/15/31		30	25,575

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48		20	16,560
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900	01/15/45		220	187,108
Sr. Unsec’d. Notes	5.300	08/15/52		195	175,662
Sr. Unsec’d. Notes	5.400	03/04/44		175	159,662
					6,459,991
Real Estate 0.0%
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125	02/01/29		350	292,782
Real Estate Investment Trusts (REITs) 0.6%
Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29		450	374,840
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30		345	303,238
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25		25	23,973
Sr. Unsec’d. Notes	4.750	05/01/24		50	43,156
Sr. Unsec’d. Notes	4.750	02/15/28		400	227,346

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26		175	172,559
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31		315	263,220
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	0.993	10/15/26	EUR	200	161,972
Realty Income Corp., Sr. Unsec’d. Notes	3.400	01/15/28		800	736,723
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31		675	531,437

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875%	02/15/25		700	$679,386
Ventas Realty LP, Gtd. Notes	2.650	01/15/25		1,750	1,656,894
Welltower, Inc., Sr. Unsec’d. Notes	4.250	04/01/26		160	155,050
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33		545	404,186
					5,733,980
Retail 0.3%
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31		185	143,198
Dollar Tree, Inc., Sr. Unsec’d. Notes	2.650	12/01/31		750	605,052
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250	10/30/25	EUR	1,200	1,122,614
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		170	163,748
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		450	430,525
					2,465,137
Semiconductors 0.2%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.419	04/15/33		1,750	1,404,693
Software 0.0%
Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50		48	31,988
Telecommunications 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		129	99,201
Sr. Unsec’d. Notes	3.500	09/15/53		1,658	1,128,053
Sr. Unsec’d. Notes	3.550	09/15/55		115	77,673
Sr. Unsec’d. Notes	4.300	02/15/30		5	4,702
Sr. Unsec’d. Notes	4.500	05/15/35		125	113,690

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30		50	$59,937
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $135,375; purchased 02/10/21)(f)	8.000	12/31/26		150	65,841
Sr. Sec’d. Notes, 144A (original cost $210,000; purchased 01/05/21)(f)	8.750	05/25/24		200	171,350
Sr. Sec’d. Notes, 144A (original cost $183,969; purchased 01/05/21)(f)	8.750	05/25/24		175	150,150

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28		200	181,270
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23^(d)		400	—
Gtd. Notes, 144A	8.500	10/15/24^(d)		25	—
Gtd. Notes, 144A	9.750	07/15/25^(d)		25	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30		625	558,744

Matterhorn Telecom SA (Luxembourg), Sr. Sec’d. Notes	3.125	09/15/26	EUR	800	772,196
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		300	356,870
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31		1,910	1,556,510
Gtd. Notes	2.625	02/15/29		275	233,412
Gtd. Notes	4.500	04/15/50		300	247,710

Verizon Communications, Inc., Sr. Unsec’d. Notes	3.400	03/22/41		480	361,467
					6,138,776
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700	08/01/28		135	142,317
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37		170	181,426
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		200	171,218

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	2.903%	02/15/23	97	$96,771
Sr. Unsec’d. Notes	5.590	05/17/25	20	20,164
				611,896

Total Corporate Bonds (cost $157,113,487)				132,665,068
Floating Rate and other Loans 0.1%
Media 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.100%	12.317(c)	05/25/26^	75	69,811
Second Lien Term loan, 1 Month SOFR + 3.350%	7.567(c)	08/24/26	620	74,914
				144,725
Oil & Gas 0.0%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	12.941(c)	11/01/25	152	159,980
Telecommunications 0.1%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	7.634(c)	05/27/24	344	287,064

Total Floating Rate and other Loans (cost $750,252)				591,769
Municipal Bonds 0.3%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	35	32,421
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	220	253,291
Taxable, Revenue Bonds	2.574	04/01/31	415	362,366

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
State of California,
General Obligation Unlimited, BABs	7.300%	10/01/39	210	$254,821
General Obligation Unlimited, Taxable, BABs	7.500	04/01/34	15	18,199
				888,677
Illinois 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs, Series B	6.395	01/01/40	160	178,269
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	100	95,630
				273,899
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/22	435	321,315
University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	440	357,563
Taxable, Revenue Bonds, Series B	2.437	04/01/40	550	392,075
				1,070,953
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	165	204,059
New York 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable, Revenue Bonds, BABs	5.767	08/01/36	180	186,066
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	65	65,723
Ohio Water Development Authority Water Pollution Control Loan Fund, Taxable, Revenue Bonds, BABs, Series B2	4.879	12/01/34	45	45,095
				110,818

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834%	11/15/34	70	$74,977
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	80	80,442
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	80	59,031

Total Municipal Bonds (cost $3,289,920)				2,981,343
Residential Mortgage-Backed Securities 1.4%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/35	2	1,472
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.543(cc)	02/25/35	7	6,191
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.239(c)	10/25/28	14	14,175
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.989(c)	07/25/29	91	91,154
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	7.989(c)	06/25/30	68	67,617
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.678(c)	03/25/31	178	176,732
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	6.878(c)	03/25/31	150	143,294
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.078(c)	01/26/32	160	152,351
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.628(c)	01/26/32	360	300,635

BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%	5.807(c)	09/12/26^	472	469,840
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A5	3.492(cc)	02/25/37	16	15,457
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, 144A	6.170	09/25/62	291	284,632

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	6.539%(c)	09/25/31	16	$15,949
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	6.489(c)	10/25/39	19	18,475
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)	8.428(c)	01/25/42	100	94,597
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.178(c)	03/25/42	105	109,171
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.178(c)	03/25/42	90	90,000
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A	3.850(cc)	09/25/57	206	192,083
Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	363	343,176
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.089(c)	11/25/28	69	68,600
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	7.689(c)	04/25/29	200	191,126
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.078(c)	10/25/33	99	99,217
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.628(c)	10/25/33	280	277,324
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.378(c)	04/25/34	240	235,763

Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	5.928(c)	11/25/41	90	83,705
Fannie Mae REMIC, Series 2014-11, Class VB	4.500	04/25/42	500	487,798
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.928(c)	11/25/50	250	238,750
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	6.528(c)	11/25/50	720	718,195
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.328(c)	08/25/33	1,120	1,034,410
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	6.239(c)	02/25/50	155	154,188
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	10.389(c)	08/25/50	438	465,826
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	8.728(c)	10/25/50	190	194,539

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.428%(c)	10/25/33		275	$254,350
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	6.978(c)	01/25/34		290	264,848
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.578(c)	01/25/34		89	87,995
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.328(c)	10/25/41		300	279,630
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	6.928(c)	08/25/33		90	76,046
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.078(c)	12/25/33		100	85,621
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.278(c)	09/25/41		170	145,200
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.028(c)	09/25/41		300	264,068
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.278(c)	12/25/41		200	176,501
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	5.778(c)	01/25/42		410	389,037
Home Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.528(c)	01/25/34		150	146,374
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	6.728(c)	01/25/34		235	217,636

JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	3.939(cc)	07/25/35		5	5,177
Jupiter Mortgage No. 1 PLC (United Kingdom), Series 01A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	4.326(c)	07/20/60	GBP	300	357,079
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	6.858	09/25/59		227	226,962
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		270	267,636
Series 2020-SL01, Class A, 144A	2.734	01/25/60		86	83,651
Series 2021-GS01, Class A1, 144A	1.892	10/25/66		136	124,320
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60		128	125,349
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61		62	60,172
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		43	41,521

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.139(c)	01/25/48		72	68,779

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.828%(c)	04/25/34		200	$177,752
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	5.039(c)	06/25/57		62	58,014
PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.239(c)	02/25/23		150	146,601
Radnor Re Ltd.,
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	6.139(c)	06/25/29		22	21,523
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	5.839(c)	01/25/30		200	198,268
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.778(c)	11/25/31		191	186,262
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.628(c)	11/25/31		300	283,384

Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	3.578(c)	07/30/75	EUR	297	314,732
Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58		318	300,191
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	3.780(cc)	02/25/34		13	12,064
Towd Point Mortgage Trust, Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	3.773(c)	02/25/57		101	100,093

Total Residential Mortgage-Backed Securities (cost $13,053,101)					12,383,278
Sovereign Bonds 0.8%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		1,000	977,063
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27		485	463,023
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		200	167,975
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	180	108,299
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375	09/18/37		100	93,769

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500%	02/22/29		440	$402,958
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28		200	185,100
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	77,729
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	315	306,592
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	350	370,981
Sr. Unsec’d. Notes	3.500	01/11/28		370	350,182

Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		200	195,369
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700	01/26/36		200	209,225
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26		100	92,785
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	199,975
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	2.875	10/17/29		2,000	1,661,099
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	98	77,157
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	581	443,632
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	497	456,301
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	8.994	02/01/26(d)		300	65,869
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	200	37,733
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		640	155,520
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55		110	105,875
Sr. Unsec’d. Notes	5.100	06/18/50		65	64,090

Total Sovereign Bonds (cost $9,084,051)					7,268,301
U.S. Government Agency Obligations 7.7%
Federal Home Loan Bank(k)	5.500	07/15/36		135	148,416
Federal Home Loan Mortgage Corp.	2.500	03/01/51		1,513	1,288,584
Federal Home Loan Mortgage Corp.	3.000	01/01/52		2,093	1,839,328
Federal Home Loan Mortgage Corp.	3.000	02/01/52		1,421	1,247,972
Federal Home Loan Mortgage Corp.	3.500	03/01/52		952	866,187
Federal Home Loan Mortgage Corp.	4.500	10/01/39		66	65,793
Federal Home Loan Mortgage Corp.	5.000	04/01/34		6	6,565

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	14	$13,990
Federal Home Loan Mortgage Corp.	5.000	10/01/35	19	19,653
Federal Home Loan Mortgage Corp.	5.000	11/01/41	137	138,396
Federal Home Loan Mortgage Corp.	5.500	12/01/33	14	14,386
Federal Home Loan Mortgage Corp.	5.500	05/01/34	3	3,080
Federal Home Loan Mortgage Corp.	5.500	07/01/34	29	30,340
Federal Home Loan Mortgage Corp.	5.500	05/01/37	5	5,037
Federal Home Loan Mortgage Corp.	5.500	10/01/37	9	9,497
Federal Home Loan Mortgage Corp.	6.000	01/01/34	13	13,051
Federal Home Loan Mortgage Corp.	7.000	10/01/31	1	519
Federal Home Loan Mortgage Corp.	7.000	05/01/32	10	9,979
Federal National Mortgage Assoc.	2.000	TBA(tt)	2,000	1,626,921
Federal National Mortgage Assoc.	2.000	12/01/50	1,341	1,096,275
Federal National Mortgage Assoc.	2.000	05/01/51	563	459,624
Federal National Mortgage Assoc.	2.000	08/01/51	1,276	1,041,002
Federal National Mortgage Assoc.	2.000	11/01/51	1,077	877,793
Federal National Mortgage Assoc.	2.500	TBA	2,000	1,694,513
Federal National Mortgage Assoc.	2.500	TBA(tt)	8,000	6,772,114
Federal National Mortgage Assoc.	3.000	TBA(tt)	3,000	2,632,108
Federal National Mortgage Assoc.	3.000	12/01/51	945	830,672
Federal National Mortgage Assoc.	3.000	02/01/52	470	412,927
Federal National Mortgage Assoc.	3.000	03/01/52	2,863	2,513,566
Federal National Mortgage Assoc.	3.500	TBA(tt)	11,500	10,445,481
Federal National Mortgage Assoc.	3.500	01/01/52	441	401,117
Federal National Mortgage Assoc.	3.500	02/01/52	1,389	1,263,906
Federal National Mortgage Assoc.	4.000	04/01/52	1,415	1,327,577
Federal National Mortgage Assoc.	4.000	05/01/52	2,668	2,503,743
Federal National Mortgage Assoc.	4.500	09/01/39	51	50,841
Federal National Mortgage Assoc.	4.500	08/01/40	46	45,609
Federal National Mortgage Assoc.	4.500	02/01/44	62	61,615
Federal National Mortgage Assoc.	4.500	08/01/44	133	130,259
Federal National Mortgage Assoc.	4.500	01/01/45	115	113,029
Federal National Mortgage Assoc.	4.500	05/01/52	488	472,121
Federal National Mortgage Assoc.	4.500	06/01/52	480	462,534
Federal National Mortgage Assoc.	5.000	07/01/35	16	16,677
Federal National Mortgage Assoc.	5.000	02/01/36	27	27,221
Federal National Mortgage Assoc.	5.000	06/01/52	478	471,165
Federal National Mortgage Assoc.	5.000	07/01/52	1,939	1,912,250
Federal National Mortgage Assoc.	5.500	TBA(tt)	11,000	11,027,134
Federal National Mortgage Assoc.	5.500	06/01/33	5	5,530
Federal National Mortgage Assoc.	5.500	08/01/33	12	11,982
Federal National Mortgage Assoc.	5.500	09/01/33	14	14,336
Federal National Mortgage Assoc.	5.500	09/01/33	29	29,445
Federal National Mortgage Assoc.	5.500	01/01/34	12	12,222

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.500%	01/01/34	12	$12,342
Federal National Mortgage Assoc.	5.500	07/01/34	21	21,806
Federal National Mortgage Assoc.	5.500	08/01/52	318	319,433
Federal National Mortgage Assoc.	6.000	01/01/34	4	4,340
Federal National Mortgage Assoc.	6.000	01/01/34	67	69,297
Federal National Mortgage Assoc.	6.000	02/01/34	6	6,257
Federal National Mortgage Assoc.	6.000	10/01/34	1	1,106
Federal National Mortgage Assoc.	6.000	10/01/34	4	4,350
Federal National Mortgage Assoc.	6.000	11/01/34	9	9,283
Federal National Mortgage Assoc.	6.000	11/01/34	15	15,368
Federal National Mortgage Assoc.	6.000	11/01/34	25	25,099
Federal National Mortgage Assoc.	6.000	01/01/35	50	50,970
Federal National Mortgage Assoc.	6.000	02/01/35	34	35,038
Federal National Mortgage Assoc.	6.000	08/01/36	10	9,875
Federal National Mortgage Assoc.	6.000	08/01/38	4	4,023
Federal National Mortgage Assoc.	6.500	05/01/24	3	3,236
Federal National Mortgage Assoc.	6.500	07/01/29	3	2,704
Federal National Mortgage Assoc.	6.500	07/01/32	9	8,944
Federal National Mortgage Assoc.	6.500	04/01/33	5	5,558
Federal National Mortgage Assoc.	6.500	01/01/34	2	1,652
Federal National Mortgage Assoc.	6.500	01/01/34	9	9,633
Federal National Mortgage Assoc.	6.500	10/01/36	11	11,090
Federal National Mortgage Assoc.	6.500	09/01/37	36	38,669
Federal National Mortgage Assoc.	6.500	10/01/37	38	39,149
Federal National Mortgage Assoc.(k)	6.625	11/15/30	200	233,294
Federal National Mortgage Assoc.	7.000	06/01/32	6	5,659
Federal National Mortgage Assoc.(k)	7.125	01/15/30	452	534,128
Federal National Mortgage Assoc.	7.500	09/01/30	—(r)	491
Federal National Mortgage Assoc.	8.000	12/01/23	—(r)	2
Federal National Mortgage Assoc.	8.500	02/01/28	1	789
Government National Mortgage Assoc.	3.000	TBA	500	445,091
Government National Mortgage Assoc.	3.000	09/20/43	100	91,612
Government National Mortgage Assoc.	3.000	01/20/44	31	28,094
Government National Mortgage Assoc.	3.000	03/15/45	61	54,124
Government National Mortgage Assoc.	3.000	05/20/45	96	87,538
Government National Mortgage Assoc.	3.000	08/20/45	178	161,904
Government National Mortgage Assoc.	3.000	06/20/46	191	172,561
Government National Mortgage Assoc.	3.000	03/20/47	107	96,858
Government National Mortgage Assoc.	3.000	12/20/48	502	452,037
Government National Mortgage Assoc.	3.000	06/20/51	620	554,647
Government National Mortgage Assoc.	3.000	08/20/51	1,941	1,737,639
Government National Mortgage Assoc.	3.500	TBA	4,500	4,133,768
Government National Mortgage Assoc.	4.500	TBA(tt)	2,500	2,424,781
Government National Mortgage Assoc.	5.000	10/20/37	9	9,615

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	5.000%	04/20/45	51	$51,405
Government National Mortgage Assoc.	5.500	07/15/33	10	9,817
Government National Mortgage Assoc.	5.500	12/15/33	4	3,981
Government National Mortgage Assoc.	5.500	09/15/34	84	85,434
Government National Mortgage Assoc.	5.500	01/15/36	30	30,802
Government National Mortgage Assoc.	5.500	02/15/36	65	65,577
Government National Mortgage Assoc.	6.500	09/15/23	—(r)	330
Government National Mortgage Assoc.	6.500	12/15/23	—(r)	176
Government National Mortgage Assoc.	6.500	12/15/23	—(r)	410
Government National Mortgage Assoc.	6.500	12/15/23	—(r)	502
Government National Mortgage Assoc.	6.500	04/15/24	6	5,862
Government National Mortgage Assoc.	6.500	07/15/32	1	1,136
Government National Mortgage Assoc.	6.500	08/15/32	—(r)	197
Government National Mortgage Assoc.	6.500	08/15/32	1	618
Government National Mortgage Assoc.	6.500	08/15/32	1	1,349
Government National Mortgage Assoc.	6.500	08/15/32	6	6,471
Government National Mortgage Assoc.	7.000	06/15/24	1	701
Government National Mortgage Assoc.	7.000	05/15/31	3	3,271
Government National Mortgage Assoc.	7.500	04/15/29	—(r)	465
Government National Mortgage Assoc.	8.000	06/15/25	8	7,770
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	90	105,030

Total U.S. Government Agency Obligations (cost $70,766,067)				68,799,240
U.S. Treasury Obligations 3.7%
U.S. Treasury Bonds	1.375	11/15/40	135	87,855
U.S. Treasury Bonds	2.000	11/15/41	8,140	5,822,644
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	22,655	17,033,728
U.S. Treasury Bonds	2.500	02/15/46	3,945	2,961,216
U.S. Treasury Bonds	2.875	05/15/43	1,380	1,128,797
U.S. Treasury Bonds	2.875	05/15/52	760	612,038
U.S. Treasury Bonds	3.000	08/15/52	730	605,216
U.S. Treasury Bonds	3.375	08/15/42	1,720	1,538,056
U.S. Treasury Bonds	3.625	08/15/43	230	211,888
U.S. Treasury Strips Coupon	1.467(s)	11/15/41	210	93,483
U.S. Treasury Strips Coupon(k)	2.052(s)	11/15/43	6,350	2,590,105
U.S. Treasury Strips Coupon(k)	2.374(s)	05/15/43	550	228,014
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	500	234,297
U.S. Treasury Strips Coupon	2.450(s)	02/15/45	120	46,556
U.S. Treasury Strips Coupon	2.487(s)	11/15/30	154	112,101

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.732%(s)	08/15/30	286	$209,975

Total U.S. Treasury Obligations (cost $45,392,957)				33,515,969

Total Long-Term Investments (cost $869,055,300)				898,366,701

Shares
Short-Term Investments 4.9%
Affiliated Mutual Fund 0.4%
PGIM Institutional Money Market Fund (cost $3,006,228; includes $2,995,132 of cash collateral for securities on loan)(b)(we)		3,008,954	3,007,450

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.0%
U.S. Treasury Bills (cost $128,877)	4.248%	03/16/23	130	128,896

	Shares
Unaffiliated Fund 4.5%
Dreyfus Government Cash Management (Institutional Shares) (cost $40,615,267)		40,615,267	40,615,267

Total Short-Term Investments (cost $43,750,372)				43,751,613

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost $912,805,672)				942,118,314

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $1,638)	$(83)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 105.0% (cost $912,804,034)	942,118,231
Liabilities in excess of other assets(z) (5.0)%	(44,692,266)

Net Assets 100.0%	$897,425,965

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ADR—American Depositary Receipt
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
EAFE—Europe, Australasia, Far East
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S&P—Standard & Poor’s
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $545,504 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,875,070; cash collateral of $2,995,132 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,079,740. The aggregate value of $452,823 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 38,000,000 is 4.2% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $494,375)	5.000%	TBA	01/12/23	(500)	$(492,611)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	GSI	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	2,730	$(9)
GS_21-PJA ^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	4,500	(74)
Total Options Written (premiums received $1,638)								$(83)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2022	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	01/18/23	1.03%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	12,930	$3,096	$(60,261)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	0.90%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	11,340	22,413	(19,953)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	0.80%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	20,580	95,649	31,028
Total Centrally Cleared Swaptions (cost $170,344)							$121,158	$(49,186)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Options Purchased (continued):
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at December 31, 2022	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Call	01/18/23	0.90%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	12,930	$(50,130)	$(22,977)
CDX.NA.IG.39.V1, 12/20/27	Call	02/15/23	0.80%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	11,340	(20,043)	4,724
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	0.73%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	20,580	(19,202)	24,016
CDX.NA.HY.39.V1, 12/20/27	Put	01/18/23	$90.00	5.00%(Q)	CDX.NA.HY.39. V1(Q)	1,190	(610)	20,822
CDX.NA.IG.39.V1, 12/20/27	Put	01/18/23	1.30%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	12,930	(1,040)	29,346
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	1.15%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	11,340	(6,221)	10,608
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.10%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	20,580	(28,203)	(9,681)
Total Centrally Cleared Swaptions (premiums received $182,307)							$(125,449)	$56,858

Futures contracts outstanding at December 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
211	2 Year U.S. Treasury Notes	Mar. 2023	$43,271,485	$(14,863)
119	5 Year U.S. Treasury Notes	Mar. 2023	12,843,633	(53,031)
353	10 Year U.S. Treasury Notes	Mar. 2023	39,640,799	(233,656)
9	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	1,208,812	(43,448)
22	Mini MSCI Emerging Markets Index	Mar. 2023	1,055,340	(9,990)
3	S&P 500 E-Mini Index	Mar. 2023	579,150	(16,193)
				(371,181)
Short Positions:
24	5 Year Euro-Bobl	Mar. 2023	2,973,710	95,680
17	10 Year Euro-Bund	Mar. 2023	2,419,014	161,345
64	10 Year U.S. Ultra Treasury Notes	Mar. 2023	7,570,000	48,951
127	20 Year U.S. Treasury Bonds	Mar. 2023	15,918,656	95,566
8	Euro Schatz Index	Mar. 2023	902,775	11,083
				412,625
				$41,444

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/19/23	BNP	AUD	162	$104,000	$110,461	$6,461	$—
Expiring 01/19/23	JPM	AUD	164	105,906	111,754	5,848	—
Expiring 01/19/23	JPM	AUD	163	104,000	111,010	7,010	—
Expiring 01/19/23	MSI	AUD	337	212,971	229,641	16,670	—
Expiring 01/19/23	MSI	AUD	164	110,230	111,754	1,524	—
Brazilian Real,
Expiring 02/02/23	CITI	BRL	2,595	480,774	488,131	7,357	—
Canadian Dollar,
Expiring 01/19/23	BNP	CAD	146	109,000	107,905	—	(1,095)
Expiring 01/19/23	BOA	CAD	150	111,000	110,453	—	(547)
Expiring 01/19/23	TD	CAD	149	110,000	110,223	223	—
Chilean Peso,
Expiring 03/15/23	MSI	CLP	100,797	112,000	117,645	5,645	—
Chinese Renminbi,
Expiring 02/23/23	BOA	CNH	5,621	791,000	815,728	24,728	—
Expiring 02/23/23	HSBC	CNH	3,460	495,000	502,069	7,069	—
Colombian Peso,
Expiring 03/15/23	BARC	COP	1,170,033	235,000	237,878	2,878	—
Expiring 03/15/23	BARC	COP	985,509	195,000	200,363	5,363	—
Expiring 03/15/23	BNP	COP	3,355,535	688,885	682,210	—	(6,675)
Expiring 03/15/23	BNP	COP	2,006,458	409,356	407,931	—	(1,425)
Czech Koruna,
Expiring 01/19/23	CITI	CZK	11,162	489,000	493,295	4,295	—
Euro,
Expiring 01/19/23	BOA	EUR	379	394,000	406,147	12,147	—
Expiring 01/19/23	GSI	EUR	387	380,377	414,741	34,364	—
Expiring 01/19/23	JPM	EUR	301	315,000	322,371	7,371	—
Expiring 01/19/23	MSI	EUR	539	534,964	578,220	43,256	—
Expiring 01/19/23	MSI	EUR	273	273,530	292,751	19,221	—
Expiring 01/19/23	MSI	EUR	190	191,959	203,458	11,499	—
Hungarian Forint,
Expiring 01/19/23	BARC	HUF	66,521	153,360	177,233	23,873	—
Expiring 01/19/23	GSI	HUF	76,590	178,000	204,058	26,058	—
Expiring 01/19/23	JPM	HUF	89,258	233,000	237,809	4,809	—
Expiring 01/19/23	MSI	HUF	484,724	1,103,633	1,291,449	187,816	—
Expiring 01/19/23	MSI	HUF	388,350	850,339	1,034,681	184,342	—
Expiring 01/19/23	MSI	HUF	58,715	147,600	156,435	8,835	—
Expiring 01/19/23	MSI	HUF	36,644	92,400	97,631	5,231	—
Expiring 01/19/23	UAG	HUF	99,864	250,000	266,068	16,068	—
Indonesian Rupiah,
Expiring 03/15/23	JPM	IDR	13,738,596	875,014	886,661	11,647	—

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 01/19/23	HSBC	JPY	60,466	$434,000	$461,973	$27,973	$—
Expiring 01/19/23	JPM	JPY	29,541	217,000	225,697	8,697	—
Expiring 01/19/23	TD	JPY	59,825	433,000	457,078	24,078	—
Mexican Peso,
Expiring 03/15/23	BOA	MXN	2,257	112,000	114,253	2,253	—
Expiring 03/15/23	JPM	MXN	2,275	113,000	115,170	2,170	—
Expiring 03/15/23	JPM	MXN	2,240	112,000	113,365	1,365	—
New Taiwanese Dollar,
Expiring 03/15/23	MSI	TWD	10,942	363,000	358,895	—	(4,105)
Philippine Peso,
Expiring 03/15/23	SCB	PHP	32,223	579,000	577,314	—	(1,686)
Expiring 03/15/23	SCB	PHP	27,268	487,000	488,541	1,541	—
Polish Zloty,
Expiring 01/19/23	HSBC	PLN	2,361	463,565	537,910	74,345	—
Expiring 01/19/23	JPM	PLN	1,843	367,000	420,037	53,037	—
Expiring 01/19/23	JPM	PLN	1,168	230,000	266,127	36,127	—
Expiring 01/19/23	MSI	PLN	1,184	233,000	269,690	36,690	—
Singapore Dollar,
Expiring 03/15/23	MSI	SGD	693	512,594	517,791	5,197	—
South African Rand,
Expiring 03/15/23	HSBC	ZAR	4,150	238,000	242,694	4,694	—
Expiring 03/15/23	JPM	ZAR	31,518	1,806,300	1,843,084	36,784	—
South Korean Won,
Expiring 03/15/23	BOA	KRW	148,595	113,000	118,212	5,212	—
Expiring 03/15/23	HSBC	KRW	148,448	113,000	118,095	5,095	—
Expiring 03/15/23	JPM	KRW	538,593	414,309	428,468	14,159	—
Expiring 03/15/23	JPM	KRW	145,145	110,000	115,468	5,468	—
Thai Baht,
Expiring 03/15/23	CITI	THB	13,823	399,000	402,064	3,064	—
Expiring 03/15/23	HSBC	THB	19,327	562,000	562,163	163	—
Expiring 03/15/23	HSBC	THB	16,989	489,000	494,156	5,156	—
Expiring 03/15/23	HSBC	THB	13,734	397,000	399,483	2,483	—
				$20,134,066	$21,165,892	1,047,359	(15,533)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/19/23	JPM	AUD	164	$109,523	$111,754	$—	$(2,231)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 01/19/23	JPM	AUD	158	$107,000	$107,357	$—	$(357)
Expiring 01/19/23	MSI	AUD	162	109,000	110,608	—	(1,608)
Brazilian Real,
Expiring 02/02/23	TD	BRL	1,281	242,000	241,074	926	—
British Pound,
Expiring 01/19/23	MSI	GBP	165	185,912	200,175	—	(14,263)
Expiring 01/19/23	TD	GBP	2,817	3,137,460	3,407,891	—	(270,431)
Canadian Dollar,
Expiring 01/19/23	HSBC	CAD	214	155,122	158,127	—	(3,005)
Chilean Peso,
Expiring 03/15/23	BARC	CLP	359,911	414,077	420,070	—	(5,993)
Expiring 03/15/23	MSI	CLP	216,492	246,000	252,678	—	(6,678)
Expiring 03/15/23	MSI	CLP	99,692	113,000	116,355	—	(3,355)
Chinese Renminbi,
Expiring 02/23/23	CITI	CNH	25,799	3,696,962	3,744,101	—	(47,139)
Expiring 02/23/23	JPM	CNH	760	108,000	110,224	—	(2,224)
Expiring 02/23/23	MSI	CNH	198	28,000	28,780	—	(780)
Colombian Peso,
Expiring 03/15/23	MSI	COP	1,272,830	258,000	258,778	—	(778)
Czech Koruna,
Expiring 01/19/23	BARC	CZK	11,253	442,000	497,315	—	(55,315)
Expiring 01/19/23	BOA	CZK	23,774	933,976	1,050,675	—	(116,699)
Expiring 01/19/23	GSI	CZK	30,630	1,204,121	1,353,686	—	(149,565)
Expiring 01/19/23	HSBC	CZK	28,655	1,125,286	1,266,383	—	(141,097)
Euro,
Expiring 01/19/23	BNP	EUR	9,659	9,486,335	10,353,930	—	(867,595)
Expiring 01/19/23	CITI	EUR	210	223,199	225,112	—	(1,913)
Expiring 01/19/23	SCB	EUR	6,602	6,426,060	7,076,928	—	(650,868)
Hungarian Forint,
Expiring 01/19/23	GSI	HUF	75,656	176,787	201,570	—	(24,783)
Indian Rupee,
Expiring 03/15/23	CITI	INR	11,343	136,304	136,387	—	(83)
Expiring 03/15/23	JPM	INR	35,651	431,000	428,660	2,340	—
Japanese Yen,
Expiring 01/19/23	JPM	JPY	59,679	434,000	455,958	—	(21,958)
Expiring 01/19/23	JPM	JPY	30,250	220,000	231,118	—	(11,118)
Expiring 01/19/23	TD	JPY	59,853	434,000	457,290	—	(23,290)
Mexican Peso,
Expiring 03/15/23	CITI	MXN	15,306	784,324	774,673	9,651	—
New Taiwanese Dollar,
Expiring 03/15/23	GSI	TWD	18,841	611,000	618,003	—	(7,003)
Expiring 03/15/23	JPM	TWD	61,682	2,048,900	2,023,244	25,656	—

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 03/15/23	JPM	PHP	25,822	$461,000	$462,631	$—	$(1,631)
Expiring 03/15/23	MSI	PHP	106,438	1,876,228	1,906,969	—	(30,741)
Expiring 03/15/23	SCB	PHP	21,695	382,000	388,687	—	(6,687)
Polish Zloty,
Expiring 01/19/23	BOA	PLN	1,453	321,867	331,134	—	(9,267)
Expiring 01/19/23	CITI	PLN	1,080	244,000	246,148	—	(2,148)
Expiring 01/19/23	GSI	PLN	1,986	444,000	452,479	—	(8,479)
Expiring 01/19/23	GSI	PLN	1,321	295,000	301,045	—	(6,045)
Expiring 01/19/23	JPM	PLN	1,290	292,000	293,965	—	(1,965)
Expiring 01/19/23	MSI	PLN	1,112	246,000	253,322	—	(7,322)
South Korean Won,
Expiring 03/15/23	BARC	KRW	142,158	111,000	113,092	—	(2,092)
Expiring 03/15/23	CITI	KRW	147,409	113,000	117,268	—	(4,268)
Expiring 03/15/23	JPM	KRW	173,247	135,000	137,823	—	(2,823)
Expiring 03/15/23	SCB	KRW	146,651	113,000	116,666	—	(3,666)
Thai Baht,
Expiring 03/15/23	CITI	THB	7,745	224,000	225,285	—	(1,285)
Expiring 03/15/23	GSI	THB	66,224	1,889,416	1,926,237	—	(36,821)
Expiring 03/15/23	GSI	THB	8,576	239,000	249,435	—	(10,435)
Expiring 03/15/23	SCB	THB	11,779	329,000	342,617	—	(13,617)
				$41,742,859	$44,283,707	38,573	(2,579,421)
						$1,085,932	$(2,594,954)
Cross currency exchange contracts outstanding at December 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
01/19/23	Buy	AUD	165	EUR	106	$—	$(1,519)	JPM
01/19/23	Buy	CZK	2,676	EUR	109	1,080	—	MSI
01/19/23	Buy	CZK	3,182	EUR	130	1,301	—	MSI
01/19/23	Buy	CZK	6,539	EUR	267	2,913	—	GSI
01/19/23	Buy	CZK	6,888	EUR	278	5,986	—	BOA
01/19/23	Buy	CZK	7,600	EUR	310	3,682	—	HSBC
01/19/23	Buy	CZK	10,478	EUR	423	9,546	—	GSI
01/19/23	Buy	CZK	11,647	EUR	473	7,250	—	HSBC
01/19/23	Buy	CZK	11,742	EUR	474	10,810	—	BOA
01/19/23	Buy	CZK	13,031	EUR	532	5,468	—	GSI
01/19/23	Buy	EUR	76	HUF	31,445	—	(2,022)	GSI

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Cross currency exchange contracts outstanding at December 31, 2022 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
01/19/23	Buy	EUR	105	HUF	43,136	$—	$(1,982)	MSI
01/19/23	Buy	EUR	106	PLN	505	—	(1,385)	HSBC
01/19/23	Buy	EUR	124	HUF	50,662	—	(2,123)	MSI
01/19/23	Buy	EUR	146	HUF	61,007	—	(5,995)	MSI
01/19/23	Buy	EUR	149	HUF	62,231	—	(5,581)	BARC
01/19/23	Buy	EUR	207	HUF	84,957	—	(4,742)	GSI
01/19/23	Buy	EUR	210	HUF	87,875	—	(9,292)	MSI
01/19/23	Buy	EUR	241	HUF	99,961	—	(8,198)	MSI
01/19/23	Buy	EUR	244	CZK	5,984	—	(2,590)	HSBC
01/19/23	Buy	EUR	434	PLN	2,058	—	(3,899)	CITI
01/19/23	Buy	HUF	78,259	EUR	185	10,300	—	BOA
01/19/23	Buy	HUF	100,264	EUR	236	14,474	—	MSI
01/19/23	Buy	PLN	828	EUR	173	3,490	—	MSI
01/19/23	Buy	PLN	997	EUR	207	5,299	—	BOA
01/19/23	Buy	PLN	1,800	EUR	370	13,852	—	BOA
						$95,451	$(49,328)
Credit default swap agreements outstanding at December 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	01/14/23	0.250%(M)	2,522	*	$856	$(18)	$874	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	12/20/24	1.000%(Q)	400	$(2,849)	$(1,875)	$(974)	BARC

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	4.065%	$(22,151)	$(8,228)	$(13,923)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	31,536	$(171,956)	$(261,856)	$(89,900)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at December 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	119	05/08/23	0.950%(A)	1 Day SONIA(1)(A)/ 3.428%	$(2,711)	$3,823	$6,534
GBP	928	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.428%	(34,697)	119,312	154,009
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.428%	(8,272)	43,790	52,062
					$(45,680)	$166,925	$212,605

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at December 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(T)/ 3.830%	GSI	01/27/23	(6,122)	$(448,206)	$—	$(448,206)
U.S. Treasury Bond(T)	1 Day USOIS +7bps(T)/ 4.400%	GSI	01/31/23	5,970	97,499	—	97,499
U.S. Treasury Bond(T)	1 Day USOIS +13bps(T)/ 4.460%	JPM	02/02/23	4,570	23,188	—	23,188
U.S. Treasury Bond(T)	1 Day USOIS +9bps(T)/ 4.420%	GSI	02/08/23	8,800	239,436	—	239,436
					$(88,083)	$—	$(88,083)

PGIM Balanced Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).